UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Emerging Markets Fund

Class A EAEMX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.49%

Key Fund Statistics

Total Net Assets	$185,092,584
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Asia
51.4%
Latin America
14.1%
Emerging Europe
13.2%
Middle East
11.0%
Africa
9.2%
Developed Europe
0.6%
North America
0.5%

Value	Value
North America	0.5%
Developed Europe	0.6%
Africa	9.2%
Middle East	11.0%
Emerging Europe	13.2%
Latin America	14.1%
Asia	51.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.1%
Delta Electronics Thailand PCL	1.0%
Samsung Electronics Co. Ltd.	1.0%
Naspers Ltd., Class N	0.7%
MercadoLibre, Inc.	0.7%
Infosys Ltd.	0.6%
America Movil SAB de CV, Series B	0.6%
Turkiye Petrol Rafinerileri AS	0.6%
Reliance Industries Ltd.	0.5%
Total	8.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EAEMX-TSR-SAR

Parametric Emerging Markets Fund

Class C ECEMX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.24%

Key Fund Statistics

Total Net Assets	$185,092,584
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
North America	0.5%
Developed Europe	0.6%
Africa	9.2%
Middle East	11.0%
Emerging Europe	13.2%
Latin America	14.1%
Asia	51.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.1%
Delta Electronics Thailand PCL	1.0%
Samsung Electronics Co. Ltd.	1.0%
Naspers Ltd., Class N	0.7%
MercadoLibre, Inc.	0.7%
Infosys Ltd.	0.6%
America Movil SAB de CV, Series B	0.6%
Turkiye Petrol Rafinerileri AS	0.6%
Reliance Industries Ltd.	0.5%
Total	8.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ECEMX-TSR-SAR

Parametric Emerging Markets Fund

Class I EIEMX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.24%

Key Fund Statistics

Total Net Assets	$185,092,584
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
North America	0.5%
Developed Europe	0.6%
Africa	9.2%
Middle East	11.0%
Emerging Europe	13.2%
Latin America	14.1%
Asia	51.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.1%
Delta Electronics Thailand PCL	1.0%
Samsung Electronics Co. Ltd.	1.0%
Naspers Ltd., Class N	0.7%
MercadoLibre, Inc.	0.7%
Infosys Ltd.	0.6%
America Movil SAB de CV, Series B	0.6%
Turkiye Petrol Rafinerileri AS	0.6%
Reliance Industries Ltd.	0.5%
Total	8.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EIEMX-TSR-SAR

Parametric Emerging Markets Fund

Class R6 EREMX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	1.17%

Key Fund Statistics

Total Net Assets	$185,092,584
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
North America	0.5%
Developed Europe	0.6%
Africa	9.2%
Middle East	11.0%
Emerging Europe	13.2%
Latin America	14.1%
Asia	51.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.1%
Delta Electronics Thailand PCL	1.0%
Samsung Electronics Co. Ltd.	1.0%
Naspers Ltd., Class N	0.7%
MercadoLibre, Inc.	0.7%
Infosys Ltd.	0.6%
America Movil SAB de CV, Series B	0.6%
Turkiye Petrol Rafinerileri AS	0.6%
Reliance Industries Ltd.	0.5%
Total	8.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EREMX-TSR-SAR

Parametric International Equity Fund

Class A EAISX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.77%

Key Fund Statistics

Total Net Assets	$327,684,077
# of Portfolio Holdings	843
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Developed Europe
63.6%
Asia
21.1%
Australasia/Pacific
9.3%
North America
4.0%
Developed Middle East
2.0%

Value	Value
Developed Middle East	2.0%
North America	4.0%
Australasia/Pacific	9.3%
Asia	21.1%
Developed Europe	63.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
Novo Nordisk AS, Class B	1.1%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.8%
SAP SE	0.8%
Deutsche Telekom AG	0.8%
CSL Ltd.	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
TotalEnergies SE	0.7%
Total	8.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EAISX-TSR-SAR

Parametric International Equity Fund

Class R ERISX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$53	1.02%

Key Fund Statistics

Total Net Assets	$327,684,077
# of Portfolio Holdings	843
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
North America	4.0%
Australasia/Pacific	9.3%
Asia	21.1%
Developed Europe	63.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
Novo Nordisk AS, Class B	1.1%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.8%
SAP SE	0.8%
Deutsche Telekom AG	0.8%
CSL Ltd.	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
TotalEnergies SE	0.7%
Total	8.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ERISX-TSR-SAR

Parametric International Equity Fund

Class R6 ESISX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%

Key Fund Statistics

Total Net Assets	$327,684,077
# of Portfolio Holdings	843
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
North America	4.0%
Australasia/Pacific	9.3%
Asia	21.1%
Developed Europe	63.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
Novo Nordisk AS, Class B	1.1%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.8%
SAP SE	0.8%
Deutsche Telekom AG	0.8%
CSL Ltd.	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
TotalEnergies SE	0.7%
Total	8.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ESISX-TSR-SAR

Parametric International Equity Fund

Class I EIISX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.52%

Key Fund Statistics

Total Net Assets	$327,684,077
# of Portfolio Holdings	843
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
North America	4.0%
Australasia/Pacific	9.3%
Asia	21.1%
Developed Europe	63.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
Novo Nordisk AS, Class B	1.1%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.8%
SAP SE	0.8%
Deutsche Telekom AG	0.8%
CSL Ltd.	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
TotalEnergies SE	0.7%
Total	8.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EIISX-TSR-SAR

Parametric Volatility Risk Premium - Defensive Fund

Class I EIVPX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%

Key Fund Statistics

Total Net Assets	$1,019,751,363
# of Portfolio Holdings	199
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	49.3%
Short-Term Investments	50.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	3.5%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	1.8%
Meta Platforms, Inc., Class A	1.2%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.0%
Berkshire Hathaway, Inc., Class B	1.0%
Alphabet, Inc., Class C	0.9%
Eli Lilly & Co.	0.9%
Total	18.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EIVPX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
International Equity Fund
Semi-Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2024
Parametric
International Equity Fund

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Australia — 8.6%
AGL Energy Ltd.	82,600	$ 561,499
ASX Ltd.(1)	3,000	127,819
Atlas Arteria Ltd.(1)	59,800	205,388
Aurizon Holdings Ltd.	93,148	227,120
BHP Group Ltd.	48,944	1,359,417
Brambles Ltd.	68,065	693,900
BWP Trust	58,794	137,915
CAR Group Ltd.	40,900	935,404
Centuria Industrial REIT(1)	53,000	110,469
Centuria Office REIT(1)	67,500	55,076
Charter Hall Long Wale REIT(1)	23,400	54,734
Charter Hall Retail REIT(1)	75,300	172,288
Codan Ltd.	32,850	282,280
Coles Group Ltd.	80,600	955,245
Commonwealth Bank of Australia	11,600	1,045,277
Computershare Ltd.	33,300	600,599
CSL Ltd.	13,395	2,718,690
Data#3 Ltd.(1)	37,500	217,016
Dexus(1)	66,800	307,985
Elders Ltd.(1)	17,500	109,074
Endeavour Group Ltd.(1)	77,400	278,382
G8 Education Ltd.(1)	155,500	132,621
GrainCorp Ltd., Class A(1)	19,300	114,032
Hansen Technologies Ltd.	66,850	196,803
HomeCo Daily Needs REIT(1)(2)	250,400	208,679
Incitec Pivot Ltd.	148,000	285,727
Infomedia Ltd.	61,241	67,407
IRESS Ltd.(1)(3)	29,684	207,296
Lottery Corp. Ltd.	183,800	598,924
Medibank Pvt Ltd.	61,500	160,106
Mirvac Group(1)	244,300	343,976
National Australia Bank Ltd.	19,400	489,979
National Storage REIT(1)	86,600	140,536
New Hope Corp. Ltd.(1)	55,500	177,000
NEXTDC Ltd.(1)(3)	50,728	558,628
nib holdings Ltd.	37,000	182,179
Northern Star Resources Ltd.	11,200	103,949
Orica Ltd.	22,699	267,096
Origin Energy Ltd.	158,300	1,086,171
Orora Ltd.	116,205	155,488
QBE Insurance Group Ltd.	14,900	175,851
Region RE Ltd.	118,852	176,972
Ridley Corp. Ltd.	55,600	80,703
Rio Tinto Ltd.(1)	3,900	299,684
Security	Shares	Value
Australia (continued)
Santos Ltd.	127,500	$ 664,646
Scentre Group	210,261	479,485
Steadfast Group Ltd.	57,200	242,808
Stockland	112,000	338,286
Suncorp Group Ltd.	13,000	151,257
Tabcorp Holdings Ltd.	537,100	227,257
Technology One Ltd.	36,588	494,248
Telstra Group Ltd.	485,173	1,253,815
TPG Telecom Ltd.(1)	177,963	553,811
Transurban Group	113,229	966,273
Vicinity Ltd.	140,600	194,956
Viva Energy Group Ltd.(4)	41,423	88,362
Washington H Soul Pattinson & Co. Ltd.(1)	7,200	167,583
Waypoint REIT Ltd.	90,348	150,052
Weebit Nano Ltd.(1)(3)	52,100	80,538
Wesfarmers Ltd.	37,285	1,799,456
Whitehaven Coal Ltd.	51,161	258,284
Woodside Energy Group Ltd.	63,789	1,156,801
Woolworths Group Ltd.	55,096	1,243,140
Yancoal Australia Ltd.(1)	27,200	126,058
		$ 28,002,500
Austria — 1.1%
ams-OSRAM AG(3)	39,000	$ 52,364
ANDRITZ AG	6,938	444,450
AT&S Austria Technologie & Systemtechnik AG(3)	7,100	151,536
BAWAG Group AG(4)	1,668	121,814
CA Immobilien Anlagen AG	14,173	464,119
Erste Group Bank AG	6,166	320,732
Kontron AG	12,400	262,721
Mayr Melnhof Karton AG	1,059	120,960
OMV AG	8,579	358,946
PIERER Mobility AG	2,000	64,312
Schoeller-Bleckmann Oilfield Equipment AG	737	29,292
Telekom Austria AG	33,905	314,056
UNIQA Insurance Group AG	5,635	48,244
Verbund AG	5,287	424,523
voestalpine AG	10,446	267,907
		$ 3,445,976
Belgium — 2.1%
Ackermans & van Haaren NV	4,656	$ 893,297
Aedifica SA	3,279	208,422
Ageas SA(1)	4,531	216,316
Anheuser-Busch InBev SA	13,386	794,783
Argenx SE(3)	700	357,900

1
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Barco NV	7,371	$ 95,212
Care Property Invest NV(1)	5,528	82,319
Cofinimmo SA(1)	3,041	195,513
Colruyt Group NV	1,550	74,349
D'ieteren Group(1)	2,831	650,615
Elia Group SA(1)	3,982	413,571
Gimv NV	1,766	77,067
KBC Group NV	7,450	576,227
Materialise NV ADR(3)	15,300	99,450
Melexis NV	1,900	165,637
Montea NV	2,517	218,314
Proximus SADP	28,645	207,164
Solvay SA(1)	9,909	348,842
Syensqo SA(1)	5,767	509,963
UCB SA(1)	3,212	536,707
Xior Student Housing NV(2)	4,621	155,392
		$ 6,877,060
Denmark — 4.3%
AP Moller - Maersk AS, Class A	200	$ 324,887
AP Moller - Maersk AS, Class B	187	309,361
Better Collective AS(1)(3)	4,800	109,923
Carlsberg AS, Class B	9,873	1,192,233
D/S Norden AS	3,400	147,075
Danske Bank AS	43,100	1,318,105
FLSmidth & Co. AS	4,700	239,762
H Lundbeck AS	40,500	253,218
ISS AS	12,600	230,310
Matas AS	10,900	186,246
Novo Nordisk AS, Class B	27,067	3,586,185
Novonesis (Novozymes), Class B	30,390	1,934,543
Orsted AS(3)(4)	17,055	1,016,546
Pandora AS	8,965	1,405,294
Per Aarsleff Holding AS	2,300	131,517
Scandinavian Tobacco Group AS(4)	28,050	410,933
Svitzer Group AS(3)	774	29,662
Topdanmark AS	9,927	540,644
TORM PLC, Class A	4,716	182,622
Tryg AS	29,120	637,556
		$ 14,186,622
Finland — 2.1%
Citycon OYJ	9,400	$ 41,396
Elisa OYJ	14,651	682,171
Fortum OYJ(1)	47,410	729,023
Huhtamaki OYJ	3,000	121,558
Security	Shares	Value
Finland (continued)
Kesko OYJ, Class B	40,209	$ 727,329
Kojamo OYJ(1)(3)	27,189	268,892
Kone OYJ, Class B	10,131	517,335
Konecranes OYJ	3,600	251,472
Neste OYJ	21,835	440,692
Nokia OYJ	163,727	643,431
Nordea Bank Abp	55,981	655,549
Orion OYJ, Class B(1)	15,263	701,103
TietoEVRY OYJ(1)	4,494	91,131
Tokmanni Group Corp.	38,469	470,969
UPM-Kymmene OYJ	16,343	540,561
YIT OYJ(1)	23,700	59,504
		$ 6,942,116
France — 8.3%
Air Liquide SA	14,492	$ 2,644,188
Airbus SE	3,700	559,908
Altarea SCA(1)	1,700	183,504
AXA SA	32,502	1,141,139
BNP Paribas SA	14,900	1,020,855
Bollore SE	114,847	714,904
Bouygues SA	5,016	173,182
Bureau Veritas SA(1)	5,818	182,041
Capgemini SE	7,067	1,402,965
Carmila SA(3)	10,540	190,371
Carrefour SA	18,800	280,444
Cie Generale des Etablissements Michelin SCA	15,760	623,920
Coface SA	9,300	140,798
Danone SA	17,760	1,153,779
Dassault Aviation SA	500	100,667
Dassault Systemes SE	16,100	610,331
Edenred SE	4,550	189,456
Eiffage SA	1,470	146,297
Engie SA	157,368	2,473,850
Gecina SA	3,121	309,409
Getlink SE	5,600	99,791
ICADE(1)	5,100	113,352
Klepierre SA	15,118	432,897
La Francaise des Jeux SAEM(4)	3,700	143,555
L'Oreal SA	1,000	432,448
LVMH Moet Hennessy Louis Vuitton SE	2,245	1,583,538
Mercialys SA	6,500	82,361
Nexity SA(1)(3)	8,700	98,056
Orange SA	117,282	1,301,510
Pernod Ricard SA(1)	5,500	735,939
Quadient SA	11,000	218,206

2
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Safran SA	2,317	$ 509,028
Sanofi SA	25,044	2,581,848
SCOR SE	5,287	113,154
SEB SA	1,980	198,134
Sopra Steria Group	2,000	370,710
SPIE SA	3,975	153,653
Thales SA	1,600	254,326
TotalEnergies SE	37,331	2,518,584
Vinci SA	4,112	469,253
Vivendi SE	57,342	611,883
		$ 27,264,234
Germany — 8.3%
Allianz SE	3,978	$ 1,120,465
BASF SE	26,781	1,246,847
Bayer AG	32,100	954,997
Bayerische Motoren Werke AG	6,320	586,174
Bayerische Motoren Werke AG, PFC Shares	4,529	388,278
BioNTech SE ADR(3)	4,500	387,900
Brenntag SE	2,200	156,500
Daimler Truck Holding AG	5,700	220,071
Deutsche Boerse AG	2,340	479,158
Deutsche Lufthansa AG	20,168	126,389
Deutsche Telekom AG	104,395	2,730,710
Deutsche Wohnen SE	22,430	445,454
E.ON SE	196,853	2,760,493
Evonik Industries AG	13,100	265,297
Fielmann Group AG	2,817	127,539
Fraport AG Frankfurt Airport Services Worldwide(3)	2,100	106,645
Fresenius Medical Care AG	11,665	450,127
Fresenius SE & Co. KGaA(3)	14,300	512,380
FUCHS SE	3,686	127,858
FUCHS SE, PFC Shares	6,177	268,398
GEA Group AG	5,400	238,440
Hamborner REIT AG	30,510	214,651
Hannover Rueck SE	900	223,461
Henkel AG & Co. KGaA	10,296	797,764
Henkel AG & Co. KGaA, PFC Shares	16,918	1,447,196
K&S AG	18,200	234,464
Knorr-Bremse AG	901	72,455
Mercedes-Benz Group AG	16,300	1,077,502
MTU Aero Engines AG	965	273,253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,585	780,652
QIAGEN NV(3)	9,998	444,850
Rheinmetall AG	450	245,095
Security	Shares	Value
Germany (continued)
SAP SE	12,952	$ 2,738,315
Siemens AG	7,440	1,362,242
Suedzucker AG	32,018	421,778
Symrise AG	4,600	579,744
Talanx AG	1,900	144,346
Verbio SE	2,600	48,882
Volkswagen AG, PFC Shares	3,400	379,450
Vonovia SE	68,375	2,096,391
		$ 27,282,611
Hong Kong — 4.2%
AIA Group Ltd.	185,400	$ 1,240,114
AMTD Digital, Inc. ADR(1)(3)	16,200	52,164
ASMPT Ltd.	57,100	597,012
Bank of East Asia Ltd.	151,000	190,454
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	142,000	156,312
BOC Hong Kong Holdings Ltd.	108,500	315,661
Budweiser Brewing Co. APAC Ltd.(4)	410,800	498,813
Cafe de Coral Holdings Ltd.	84,000	86,531
Cathay Pacific Airways Ltd.(1)	227,000	237,160
China Sunshine Paper Holdings Co. Ltd.(3)	116,000	31,871
China Tobacco International HK Co. Ltd.(1)(2)	93,000	185,946
China Traditional Chinese Medicine Holdings Co. Ltd.(3)	826,000	349,039
Chow Sang Sang Holdings International Ltd.	101,000	85,786
Chow Tai Fook Jewellery Group Ltd.	259,200	235,400
CK Asset Holdings Ltd.	102,000	389,749
CK Hutchison Holdings Ltd.	141,000	736,599
CLP Holdings Ltd.	109,000	935,505
C-Mer Medical Holdings Ltd.(1)(2)(3)	190,000	63,668
DFI Retail Group Holdings Ltd.	67,300	117,703
First Pacific Co. Ltd.	158,000	70,323
Galaxy Entertainment Group Ltd.	154,000	647,404
Hang Lung Group Ltd.	166,000	181,915
Hang Seng Bank Ltd.	22,400	274,307
HK Electric Investments & HK Electric Investments Ltd.(2)	526,000	356,182
HKT Trust & HKT Ltd.	1,087,000	1,316,533
Hongkong Land Holdings Ltd.	87,800	283,560
Hutchison Telecommunications Hong Kong Holdings Ltd.	658,000	85,065
Jardine Matheson Holdings Ltd.	15,600	549,571
Luk Fook Holdings International Ltd.	76,000	149,476
MTR Corp. Ltd.	139,000	449,678
PAX Global Technology Ltd.	102,000	57,231
Power Assets Holdings Ltd.	118,500	755,256
Realord Group Holdings Ltd.(3)	64,000	43,823
Shangri-La Asia Ltd.	200,000	140,220
Sino Land Co. Ltd.	252,000	260,658

3
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	66,000	$ 571,463
Superb Summit International Group Ltd.(1)(5)	230,000	0
Swire Pacific Ltd., Class B	35,000	45,362
Vitasoy International Holdings Ltd.(1)	50,000	35,871
Viva Goods Company Ltd.	808,000	59,954
VSTECS Holdings Ltd.	270,000	148,513
VTech Holdings Ltd.	35,300	232,241
Wharf Holdings Ltd.	81,000	222,090
Yue Yuen Industrial Holdings Ltd.	120,500	196,707
		$ 13,638,890
Ireland — 2.2%
Bank of Ireland Group PLC	109,140	$ 1,236,003
CRH PLC	9,381	797,920
DCC PLC	15,325	1,055,815
Fineos Corp. Ltd. CDI(3)	41,347	44,945
Flutter Entertainment PLC(3)	5,824	1,152,021
Gambling.com Group Ltd.(3)	4,400	42,328
Glanbia PLC	6,635	132,694
Glenveagh Properties PLC(3)(4)	20,747	30,904
ICON PLC(3)	3,700	1,215,228
Irish Continental Group PLC	16,054	93,462
Irish Residential Properties REIT PLC(1)	74,174	73,812
Kerry Group PLC, Class A	12,118	1,132,981
Uniphar PLC(1)	20,481	57,799
		$ 7,065,912
Israel — 2.0%
Airport City Ltd.(3)	3,900	$ 53,894
Amot Investments Ltd.	23,381	94,768
AudioCodes Ltd.	6,300	71,190
Azrieli Group Ltd.	3,567	218,933
Bank Hapoalim BM	32,460	297,864
Bank Leumi Le-Israel BM	28,537	245,917
Bezeq The Israeli Telecommunication Corp. Ltd.	341,612	387,223
Check Point Software Technologies Ltd.(3)	1,400	256,830
Danel Adir Yeoshua Ltd.	1,100	90,170
Delek Automotive Systems Ltd.	12,000	65,712
Delek Group Ltd.	2,158	223,349
Delta Galil Ltd.	2,040	90,603
Elbit Systems Ltd.	1,444	258,454
Enlight Renewable Energy Ltd.(3)	24,682	378,163
Fattal Holdings 1998 Ltd.(3)	1,395	147,578
Fox Wizel Ltd.	2,702	177,266
Hilan Ltd.	2,300	123,634
ICL Group Ltd.	94,119	393,989
Security	Shares	Value
Israel (continued)
Inrom Construction Industries Ltd.	28,109	$ 78,718
Israel Corp. Ltd.	709	148,847
Maytronics Ltd.	13,500	55,521
Melisron Ltd.	2,750	192,763
Nice Ltd.(3)	1,163	209,909
Nova Ltd.(3)	552	110,914
Oil Refineries Ltd.	624,196	150,095
OPC Energy Ltd.(3)	33,001	235,367
Partner Communications Co. Ltd.(3)	48,700	201,372
Plus500 Ltd.	4,800	145,200
Reit 1 Ltd.	25,218	94,289
Shapir Engineering & Industry Ltd.(3)	22,700	126,213
Shufersal Ltd.	54,334	367,958
Strauss Group Ltd.	13,500	196,773
Tadiran Group Ltd.	700	34,992
Teva Pharmaceutical Industries Ltd. ADR(3)	38,500	671,055
Tower Semiconductor Ltd.(3)	2,200	88,649
		$ 6,684,172
Italy — 4.3%
Banca Popolare di Sondrio SpA	5,500	$ 41,916
Banco BPM SpA(1)	34,300	237,482
BFF Bank SpA(4)	8,900	100,603
Bio On SpA(1)(3)(5)	12,900	0
BPER Banca SpA	32,400	189,573
Buzzi SpA	11,469	449,631
Cementir Holding NV	9,771	110,192
Danieli & C Officine Meccaniche SpA(1)	3,000	116,898
Davide Campari-Milano NV(1)	70,565	636,388
De’Longhi SpA	2,450	77,225
Enav SpA(4)	10,420	44,569
Enel SpA	163,666	1,168,440
Eni SpA	113,231	1,811,672
Ferrari NV	1,998	822,322
Fila SpA(1)	5,500	53,104
Fincantieri SpA(1)(3)	12,800	71,311
Generali	15,753	407,735
Infrastrutture Wireless Italiane SpA(1)(4)	54,778	609,527
Italgas SpA	24,300	129,936
Juventus Football Club SpA(1)(3)	77,177	198,654
Leonardo SpA	23,600	562,279
Maire SpA	21,145	167,781
PRADA SpA	8,700	62,721
Prysmian SpA	12,684	871,955
RAI Way SpA(4)	24,200	130,463
Recordati Industria Chimica e Farmaceutica SpA	17,347	944,426

4
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Sesa SpA(1)	1,200	$ 131,863
Snam SpA(1)	44,200	211,215
Stellantis NV	32,130	535,416
Stevanato Group SpA(1)	17,000	351,560
STMicroelectronics NV	37,377	1,235,880
Technogym SpA(1)(4)	13,845	135,784
Technoprobe SpA(3)	16,800	152,859
Terna - Rete Elettrica Nazionale(1)	36,600	304,777
UniCredit SpA	17,146	704,267
Unipol Gruppo SpA	13,700	147,609
		$ 13,928,033
Japan — 13.3%
Activia Properties, Inc.	88	$ 208,180
Advance Residence Investment Corp.(1)	45	94,409
Aeon Co. Ltd.	13,500	308,024
AEON REIT Investment Corp.(1)	134	115,792
AGC, Inc.	1,900	68,001
Air Water, Inc.	12,300	180,700
Alfresa Holdings Corp.	13,900	217,151
Asahi Kasei Corp.	35,100	253,115
Astellas Pharma, Inc.	37,200	431,444
Azbil Corp.	3,900	113,331
Bandai Namco Holdings, Inc.	12,600	267,759
Bridgestone Corp.	4,300	175,327
Brother Industries Ltd.	7,500	153,873
Calbee, Inc.	7,600	174,456
Canon, Inc.	8,200	256,674
Central Japan Railway Co.	8,500	200,404
Chiba Bank Ltd.	14,600	136,765
Chubu Electric Power Co., Inc.	45,200	569,905
Comforia Residential REIT, Inc.(1)	66	136,922
Concordia Financial Group Ltd.	17,300	109,033
Dai Nippon Printing Co. Ltd.(1)	3,700	121,723
Daicel Corp.	19,800	192,472
Daiichi Sankyo Co. Ltd.	24,500	997,828
Daiwa House Industry Co. Ltd.	16,600	470,085
Daiwa House REIT Investment Corp.(1)	54	86,903
Daiwa Office Investment Corp.(1)	70	137,128
DeNA Co. Ltd.	17,400	179,874
Denka Co. Ltd.	7,700	112,212
DIC Corp.	5,600	115,200
East Japan Railway Co.	8,400	160,049
Eisai Co. Ltd.(1)	6,000	228,816
Electric Power Development Co. Ltd.	13,500	223,166
ENEOS Holdings, Inc.	160,000	838,326
Security	Shares	Value
Japan (continued)
Ezaki Glico Co. Ltd.	3,300	$ 101,356
Frontier Real Estate Investment Corp.	72	208,721
FUJIFILM Holdings Corp.	13,800	328,108
Fujitsu Ltd.	11,800	214,290
Fukuoka Financial Group, Inc.	5,500	154,269
GLP J-Reit	270	236,543
Hamamatsu Photonics KK(1)	3,600	103,676
Hankyu Hanshin Holdings, Inc.	4,400	125,549
Hikari Tsushin, Inc.	400	74,902
Hirose Electric Co. Ltd.	1,040	130,212
Hisamitsu Pharmaceutical Co., Inc.(1)	4,700	129,456
Honda Motor Co. Ltd.	30,300	323,743
House Foods Group, Inc.	7,700	151,901
Hulic Reit, Inc.	127	120,885
Inpex Corp.	11,800	182,210
Invincible Investment Corp.(1)	244	110,520
Isuzu Motors Ltd.	14,200	192,085
Ito En Ltd.	3,200	75,865
ITOCHU Corp.	7,100	364,112
Iwatani Corp.	5,800	368,074
Japan Logistics Fund, Inc.(1)	71	121,466
Japan Metropolitan Fund Investment Corp.	214	133,621
Japan Petroleum Exploration Co. Ltd.	4,700	193,794
Japan Post Bank Co. Ltd.	23,900	248,707
Japan Post Holdings Co. Ltd.	24,400	258,407
Japan Post Insurance Co. Ltd.	9,300	191,464
Japan Prime Realty Investment Corp.	103	224,102
Japan Real Estate Investment Corp.(1)	67	232,390
Japan Tobacco, Inc.	18,300	538,481
Kagome Co. Ltd.	6,400	149,489
Kajima Corp.(1)	5,200	100,482
Kaneka Corp.	6,400	180,953
Kansai Electric Power Co., Inc.	33,400	571,667
Kansai Paint Co. Ltd.	8,900	146,168
Kao Corp.	6,900	302,149
Kawasaki Kisen Kaisha Ltd.	5,100	78,362
KDDI Corp.	37,700	1,134,393
KDX Realty Investment Corp.	186	191,761
Keio Corp.	2,200	55,086
Keisei Electric Railway Co. Ltd.(1)	2,300	68,791
Kewpie Corp.	4,800	123,284
Keyence Corp.	1,300	568,438
Kintetsu Group Holdings Co. Ltd.(1)	2,200	50,952
Kirin Holdings Co. Ltd.	19,400	274,269
Kobe Steel Ltd.	13,300	166,015
Komatsu Ltd.	5,800	164,880

5
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kuraray Co. Ltd.	8,500	$ 103,947
Kyocera Corp.	13,600	171,291
Kyowa Kirin Co. Ltd.	9,500	200,380
LaSalle Logiport REIT	165	162,794
Lion Corp.	17,300	149,710
Marubeni Corp.	7,500	141,148
Marui Group Co. Ltd.	6,800	110,172
Maruichi Steel Tube Ltd.	2,500	60,923
MatsukiyoCocokara & Co.	11,400	185,910
Mebuki Financial Group, Inc.	32,600	135,696
Medipal Holdings Corp.	12,500	225,628
MEIJI Holdings Co. Ltd.(1)	6,000	151,526
Mitsubishi Chemical Group Corp.	27,100	160,059
Mitsubishi Corp.	19,700	406,845
Mitsubishi Electric Corp.	7,900	131,628
Mitsubishi Gas Chemical Co., Inc.	4,700	88,854
Mitsubishi HC Capital, Inc.	33,500	241,013
Mitsubishi Heavy Industries Ltd.	19,700	236,126
Mitsubishi Materials Corp.	7,200	134,902
Mitsui & Co. Ltd.	15,600	361,981
Mitsui Chemicals, Inc.	6,500	187,928
Mitsui OSK Lines Ltd.(1)	2,200	69,879
Mizuho Financial Group, Inc.	22,080	504,752
MS&AD Insurance Group Holdings, Inc.	15,600	367,763
Murata Manufacturing Co. Ltd.	16,500	367,092
NEC Corp.	2,000	173,109
NH Foods Ltd.	5,400	178,368
Nichirei Corp.	4,500	118,655
Nihon Kohden Corp.	11,800	181,831
Nintendo Co. Ltd.	23,500	1,298,572
Nippon Accommodations Fund, Inc.(1)	49	209,671
Nippon Building Fund, Inc.	38	146,652
Nippon Express Holdings, Inc.(1)	1,500	74,221
Nippon Kayaku Co. Ltd.	17,700	148,018
Nippon Paper Industries Co. Ltd.	10,000	64,756
Nippon Shinyaku Co. Ltd.	4,300	98,322
Nippon Shokubai Co. Ltd.	14,000	151,804
Nippon Steel Corp.	14,800	321,343
Nippon Telegraph & Telephone Corp.	971,200	1,035,021
Nippon Yusen KK	3,000	96,672
Nisshin Seifun Group, Inc.	12,500	154,680
Nissin Foods Holdings Co. Ltd.	6,600	196,236
Nitori Holdings Co. Ltd.	1,600	195,673
Nomura Real Estate Master Fund, Inc.	292	286,466
Nomura Research Institute Ltd.(1)	6,700	206,840
NTT Data Group Corp.	10,500	163,531
Security	Shares	Value
Japan (continued)
Obayashi Corp.	10,500	$ 137,858
Obic Co. Ltd.(1)	900	137,235
Odakyu Electric Railway Co. Ltd.(1)	5,100	51,598
Oji Holdings Corp.	48,300	205,708
Ono Pharmaceutical Co. Ltd.	12,100	178,503
Oracle Corp.	1,900	155,095
Oriental Land Co. Ltd.	7,300	208,995
Orix JREIT, Inc.	227	236,332
Osaka Gas Co. Ltd.	25,700	581,697
Otsuka Corp.	8,800	195,076
Otsuka Holdings Co. Ltd.	6,600	336,391
Pan Pacific International Holdings Corp.	4,600	120,010
Panasonic Holdings Corp.	23,100	189,216
Resona Holdings, Inc.	21,300	152,741
Ricoh Co. Ltd.	15,500	144,294
Rinnai Corp.(1)	5,100	125,399
Rohm Co. Ltd.(1)	6,400	87,259
Rohto Pharmaceutical Co. Ltd.	8,900	209,051
Ryohin Keikaku Co. Ltd.	9,000	169,720
Santen Pharmaceutical Co. Ltd.	16,700	200,420
Sapporo Holdings Ltd.	4,500	193,343
Sawai Group Holdings Co. Ltd.	3,400	149,259
Secom Co. Ltd.	2,000	127,706
Seiko Epson Corp.(1)	6,500	112,518
Sekisui Chemical Co. Ltd.	11,000	165,968
Sekisui House Ltd.(1)	8,600	215,484
Sekisui House Reit, Inc.	380	200,797
Seven Bank Ltd.	101,900	191,169
SG Holdings Co. Ltd.	12,200	124,057
Shimadzu Corp.	4,900	144,522
Shimizu Corp.(1)	15,300	96,160
Shionogi & Co. Ltd.	5,300	233,142
Shizuoka Financial Group, Inc.	10,200	101,881
SoftBank Corp.	60,800	793,121
Sompo Holdings, Inc.	8,000	182,415
Subaru Corp.	10,700	205,724
SUMCO Corp.	4,800	78,914
Sumitomo Chemical Co. Ltd.(1)	82,600	211,741
Sumitomo Corp.	9,500	236,052
Sumitomo Electric Industries Ltd.	15,500	234,470
Sumitomo Mitsui Financial Group, Inc.	8,000	577,703
Sumitomo Mitsui Trust Holdings, Inc.	6,200	156,716
Suntory Beverage & Food Ltd.	5,700	204,722
Suzuken Co. Ltd.	5,100	185,863
Suzuki Motor Corp.	11,100	127,563
Taiheiyo Cement Corp.	5,200	142,028

6
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Taisei Corp.(1)	1,300	$ 55,213
Takeda Pharmaceutical Co. Ltd.	18,600	522,181
Teijin Ltd.	12,200	117,401
TIS, Inc.	8,700	186,366
Tobu Railway Co. Ltd.	3,200	56,211
Tohoku Electric Power Co., Inc.	34,800	295,893
Tokai Carbon Co. Ltd.(1)	18,400	117,917
Tokio Marine Holdings, Inc.	12,100	474,721
Tokyu Corp.	9,800	118,731
TOPPAN Holdings, Inc.	2,400	67,887
Toray Industries, Inc.	41,100	213,681
Tosoh Corp.	14,900	202,689
Toyo Seikan Group Holdings Ltd.	11,300	194,024
Toyo Suisan Kaisha Ltd.	3,100	208,152
Toyota Motor Corp.	59,400	1,141,119
Trend Micro, Inc.	3,900	186,937
United Urban Investment Corp.	262	250,786
USS Co. Ltd.	16,200	146,116
West Japan Railway Co.	4,900	96,466
Yakult Honsha Co. Ltd.	8,900	182,498
Yamaguchi Financial Group, Inc.	12,900	160,359
Yamato Holdings Co. Ltd.	6,600	80,158
Yamato Kogyo Co. Ltd.	3,200	169,109
Yamazaki Baking Co. Ltd.	5,700	140,936
Yokogawa Electric Corp.	2,400	60,749
Zeon Corp.	17,700	156,328
		$ 43,577,747
Netherlands — 4.3%
ABN AMRO Bank NV(4)	28,000	$ 488,792
ASML Holding NV	1,963	1,827,889
ASR Nederland NV(1)	5,490	275,830
DSM-Firmenich AG	13,608	1,737,318
Euronext NV(4)	3,900	394,301
JDE Peet's NV(1)	24,360	535,693
Koninklijke Ahold Delhaize NV	39,012	1,256,779
Koninklijke KPN NV	150,427	592,710
Koninklijke Philips NV(3)	59,576	1,673,471
NN Group NV	9,850	494,314
NSI NV	4,268	90,496
Pharming Group NV(1)(3)	127,000	109,935
Prosus NV	44,242	1,543,306
Randstad NV(1)	6,350	309,277
SBM Offshore NV(1)	23,217	376,261
Universal Music Group NV(1)	35,248	839,765
Van Lanschot Kempen NV	2,900	125,510
Security	Shares	Value
Netherlands (continued)
Vastned Retail NV(1)	7,610	$ 192,844
Wolters Kluwer NV	8,194	1,371,752
		$ 14,236,243
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(3)	106,246	$ 501,531
Argosy Property Ltd.	225,595	141,784
Auckland International Airport Ltd.(1)	60,252	268,404
Contact Energy Ltd.(1)	46,451	235,030
EBOS Group Ltd.(1)	4,100	87,967
Fisher & Paykel Healthcare Corp. Ltd.	20,554	396,791
Goodman Property Trust(1)	267,638	329,289
Heartland Group Holdings Ltd.(1)	53,899	34,238
Infratil Ltd.(1)	32,311	207,575
Meridian Energy Ltd.	52,500	203,437
SKYCITY Entertainment Group Ltd.(1)	128,539	119,134
Spark New Zealand Ltd.	154,931	398,170
Vulcan Steel Ltd.	20,400	83,470
Xero Ltd.(3)	5,551	505,791
		$ 3,512,611
Norway — 2.2%
Atea ASA	23,356	$ 310,824
Austevoll Seafood ASA	8,518	70,347
Borregaard ASA	13,695	234,524
Crayon Group Holding ASA(3)(4)	23,649	282,144
DNB Bank ASA	30,642	633,065
Elkem ASA(3)(4)	88,300	184,277
Elmera Group ASA(4)	31,479	97,972
Entra ASA(3)(4)	11,383	127,956
Equinor ASA	34,553	914,970
Europris ASA(4)	28,457	169,793
Gjensidige Forsikring ASA	10,900	184,404
Golden Ocean Group Ltd.	10,700	132,986
Grieg Seafood ASA	14,900	86,912
Hoegh Autoliners ASA	7,528	82,286
Kitron ASA	56,984	189,985
Kongsberg Gruppen ASA	4,926	495,332
Mowi ASA	22,000	371,327
MPC Container Ships ASA	46,200	96,929
Norske Skog ASA(4)	35,100	130,330
Opera Ltd. ADR(1)	7,000	88,060
Orkla ASA	42,632	359,792
Protector Forsikring ASA	5,000	103,330
REC Silicon ASA(3)	93,387	76,646
Scatec ASA(3)(4)	15,637	126,216

7
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Schibsted ASA, Class B	9,834	$ 267,315
Stolt-Nielsen Ltd.	2,502	98,122
Telenor ASA	58,657	699,340
Wallenius Wilhelmsen ASA	10,496	97,594
Yara International ASA	14,014	399,208
		$ 7,111,986
Portugal — 1.0%
Altri SGPS SA	20,700	$ 112,529
Banco Comercial Portugues SA, Class R	1,412,694	595,525
EDP SA	128,236	528,520
Galp Energia SGPS SA	27,566	579,614
Jeronimo Martins SGPS SA	27,221	475,622
Mota-Engil SGPS SA(1)	76,170	298,868
Navigator Co. SA	123,108	499,502
NOS SGPS SA	51,948	199,868
REN - Redes Energeticas Nacionais SGPS SA	47,100	119,445
		$ 3,409,493
Singapore — 4.3%
AEM Holdings Ltd.(3)	27,774	$ 35,041
BW LPG Ltd.(4)	14,991	243,668
CapitaLand Ascendas REIT	157,300	321,137
CapitaLand Ascott Trust	258,525	174,551
CapitaLand Integrated Commercial Trust	206,800	323,029
City Developments Ltd.	29,900	119,201
ComfortDelGro Corp. Ltd.	276,300	289,871
DBS Group Holdings Ltd.	42,090	1,153,410
Flex Ltd.(3)	46,700	1,501,405
Frasers Centrepoint Trust	125,300	207,587
Genting Singapore Ltd.	1,118,900	711,008
Haw Par Corp. Ltd.	16,900	131,956
Jardine Cycle & Carriage Ltd.(1)	13,100	255,082
Keppel Ltd.	103,100	513,115
Keppel REIT	183,800	120,480
Lendlease Global Commercial REIT	252,800	112,819
Mapletree Industrial Trust	157,310	272,950
Nanofilm Technologies International Ltd.(1)(2)	358,100	228,798
Netlink NBN Trust(2)	515,700	328,134
Oversea-Chinese Banking Corp. Ltd.	83,400	928,296
Parkway Life Real Estate Investment Trust	33,400	90,865
Raffles Medical Group Ltd.	240,800	169,280
SATS Ltd.	147,100	361,619
Sembcorp Industries Ltd.	158,800	567,800
Sheng Siong Group Ltd.	356,700	410,825
Singapore Exchange Ltd.	40,800	300,814
Security	Shares	Value
Singapore (continued)
Singapore Post Ltd.	292,300	$ 96,366
Singapore Technologies Engineering Ltd.	132,500	438,678
Singapore Telecommunications Ltd.(6)	628,900	1,456,952
Singapore Telecommunications Ltd.(6)	84,700	196,024
Suntec Real Estate Investment Trust(1)	241,900	214,061
UMS Holdings Ltd.	83,625	70,286
Venture Corp. Ltd.	30,600	346,403
Wilmar International Ltd.	645,700	1,539,693
		$ 14,231,204
Spain — 4.3%
ACS Actividades de Construccion y Servicios SA(1)	12,417	$ 554,777
Almirall SA(1)	23,820	237,458
Banco Bilbao Vizcaya Argentaria SA	72,109	755,790
Banco de Sabadell SA	110,106	232,350
Bankinter SA(1)	23,808	203,355
CaixaBank SA	73,166	426,721
Cia de Distribucion Integral Logista Holdings SA	12,197	361,204
Enagas SA	10,500	157,415
Ence Energia y Celulosa SA(1)(3)	44,821	157,470
Ferrovial SE(1)	23,695	942,250
Grifols SA(1)(3)	46,595	470,635
Iberdrola SA	106,150	1,402,050
Indra Sistemas SA(1)	15,200	304,819
Industria de Diseno Textil SA	36,003	1,749,345
Laboratorios Farmaceuticos Rovi SA	3,948	379,854
Mapfre SA(1)	69,417	168,227
Merlin Properties Socimi SA	64,351	734,880
Redeia Corp. SA	15,578	276,585
Repsol SA	114,666	1,635,472
Telefonica SA(1)	418,115	1,893,742
Tubacex SA(1)	28,949	90,115
Unicaja Banco SA(4)	101,024	135,980
Vidrala SA(1)	3,822	397,765
Viscofan SA(1)	6,330	422,071
		$ 14,090,330
Sweden — 4.3%
AcadeMedia AB(4)	13,600	$ 69,909
Alfa Laval AB	2,550	112,751
Arjo AB, Class B	29,560	114,564
Assa Abloy AB, Class B	7,310	222,621
Atlas Copco AB, Class B	10,155	158,884
Atrium Ljungberg AB, Class B	7,700	164,698
Attendo AB(4)	28,200	123,384
Betsson AB, Class B	10,576	125,885

8
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Bilia AB, Class A	4,231	$ 52,662
Billerud Aktiebolag	13,640	137,349
BioArctic AB(1)(3)(4)	4,601	68,946
BioGaia AB, Class B	14,545	173,353
Boliden AB	17,900	547,428
BoneSupport Holding AB(3)(4)	5,145	144,991
Calliditas Therapeutics AB, Class B(3)	8,300	159,820
Camurus AB(3)	2,945	186,377
Catena AB	3,500	178,179
Cibus Nordic Real Estate AB(1)	5,400	84,345
Dios Fastigheter AB	10,737	86,183
Electrolux AB, Class B(1)(3)	7,800	69,478
Elekta AB, Class B	29,760	186,836
Epiroc AB, Class A	7,626	142,342
Epiroc AB, Class B	7,415	124,679
Essity AB, Class B	59,037	1,659,903
Evolution AB(4)	5,726	554,673
Fabege AB(1)	17,418	146,061
H & M Hennes & Mauritz AB, Class B(1)	19,300	300,259
Hemnet Group AB	6,200	229,719
Hexagon AB, Class B	68,543	698,072
Holmen AB, Class B(1)	8,087	317,916
Hufvudstaden AB, Class A	13,759	166,754
Investor AB, Class A	7,195	203,407
Investor AB, Class B	16,500	468,437
Kindred Group PLC SDR	12,900	152,419
L E Lundbergforetagen AB, Class B(1)	2,400	121,328
Loomis AB	3,200	101,969
Millicom International Cellular SA SDR(3)	6,813	169,607
Modern Times Group MTG AB, Class B(3)	11,200	86,004
Munters Group AB(4)	3,200	69,280
Mycronic AB	5,660	198,475
Nyfosa AB	14,073	144,029
Orron Energy AB(1)(3)	29,152	20,818
Pandox AB(1)	7,833	145,312
Paradox Interactive AB	8,600	123,244
Saab AB, Class B(1)	2,029	46,852
Sagax AB, Class D	22,302	65,405
Scandic Hotels Group AB(1)(3)(4)	10,354	63,016
Securitas AB, Class B(1)	6,891	74,131
Skandinaviska Enskilda Banken AB, Class A	17,300	266,065
Skanska AB, Class B(1)	5,700	111,445
SKF AB, Class B	6,500	120,841
SkiStar AB(1)	4,900	72,158
Spotify Technology SA(3)	1,200	412,728
Stillfront Group AB(1)(3)	88,200	73,745
Security	Shares	Value
Sweden (continued)
Svenska Cellulosa AB SCA, Class B	33,297	$ 452,629
Svenska Handelsbanken AB, Class A	27,475	277,329
Swedbank AB, Class A	11,851	251,999
Swedish Orphan Biovitrum AB(3)	15,239	397,027
Tele2 AB, Class B	25,840	266,040
Telefonaktiebolaget LM Ericsson, Class B	86,088	591,929
Telia Co. AB	107,400	312,144
Tethys Oil AB	12,500	41,714
Trelleborg AB, Class B	1,319	49,017
Volvo AB, Class A	2,100	54,593
Volvo AB, Class B	11,484	293,080
Wallenstam AB, Class B(1)	43,000	216,900
Wihlborgs Fastigheter AB(1)	19,312	195,612
		$ 14,219,749
Switzerland — 8.5%
ABB Ltd.	29,293	$ 1,625,955
ALSO Holding AG	1,032	312,893
Avolta AG(1)	6,186	233,407
Baloise Holding AG(1)	2,089	373,850
Banque Cantonale Vaudoise(1)	2,902	308,040
BKW AG(1)	1,229	222,316
Cembra Money Bank AG	1,482	129,411
Cie Financiere Richemont SA, Class A	19,731	3,009,595
DKSH Holding AG	3,161	247,277
Flughafen Zurich AG	667	154,366
Forbo Holding AG	151	162,651
Galenica AG(1)(4)	4,789	416,538
Givaudan SA	379	1,859,395
Helvetia Holding AG(1)	1,702	253,903
Holcim AG	21,705	2,028,341
Huber & Suhner AG	2,310	202,274
Intershop Holding AG	1,170	156,127
Kuehne & Nagel International AG	1,484	460,026
Landis & Gyr Group AG	2,826	255,982
Logitech International SA	12,041	1,084,607
Nestle SA	37,299	3,778,112
Novartis AG	17,463	1,949,357
PSP Swiss Property AG	3,726	497,909
Roche Holding AG	4,831	1,564,082
Schindler Holding AG	493	129,432
Schindler Holding AG PC	950	254,271
SFS Group AG	1,457	212,776
SGS SA	3,535	386,493
Softwareone Holding AG	12,174	243,059
Stadler Rail AG(1)	3,258	99,712

9
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Swatch Group AG	4,878	$ 197,791
Swatch Group AG, Bearer Shares	1,819	374,632
Swiss Life Holding AG	736	563,565
Swiss Prime Site AG	5,502	551,412
Swiss Re AG	5,501	678,182
Swisscom AG	1,563	956,622
u-blox Holding AG(1)	1,652	151,134
Valiant Holding AG	2,200	249,453
Zurich Insurance Group AG	2,437	1,339,790
		$ 27,674,738
United Kingdom — 8.5%
Admiral Group PLC	8,300	$ 294,149
Airtel Africa PLC(4)	207,600	304,369
Assura PLC	414,500	217,524
AstraZeneca PLC	11,734	1,864,190
Aviva PLC	41,189	265,334
B&M European Value Retail SA	40,600	244,492
BAE Systems PLC	26,433	440,852
Balfour Beatty PLC	28,400	153,330
Berkeley Group Holdings PLC	4,063	265,242
Big Yellow Group PLC	17,197	267,438
BP PLC	24,100	142,458
British American Tobacco PLC	22,700	805,419
British Land Co. PLC	45,700	242,224
BT Group PLC(1)	216,200	392,079
Bunzl PLC	6,800	284,916
Centamin PLC	65,400	106,817
Centrica PLC	473,500	807,305
Compass Group PLC	26,763	824,167
Computacenter PLC	11,000	380,887
Darktrace PLC(3)	25,900	196,973
Derwent London PLC	8,900	263,997
Direct Line Insurance Group PLC	42,288	102,592
Endeavour Mining PLC	9,200	205,505
Fresnillo PLC	27,700	209,908
Glencore PLC	150,700	836,210
Grainger PLC	69,506	215,892
Great Portland Estates PLC	23,683	106,867
GSK PLC	34,700	673,832
Hays PLC	79,300	96,106
Hiscox Ltd.	11,000	179,638
HSBC Holdings PLC	114,284	1,039,310
Inchcape PLC	17,200	187,058
Informa PLC	63,600	710,741
InterContinental Hotels Group PLC	3,400	342,535
Security	Shares	Value
United Kingdom (continued)
Intertek Group PLC	4,100	$ 266,246
Johnson Matthey PLC	9,541	201,523
Land Securities Group PLC	46,900	383,520
London Stock Exchange Group PLC	3,113	378,932
Manchester United PLC, Class A(1)(3)	12,618	216,525
MONY Group PLC	45,000	137,369
National Grid PLC	135,365	1,717,535
NCC Group PLC	72,058	136,707
Next PLC	2,800	327,263
Pearson PLC	9,814	133,156
Primary Health Properties PLC	125,322	149,280
QinetiQ Group PLC	30,200	187,613
Reckitt Benckiser Group PLC	11,800	634,765
RELX PLC	12,880	607,904
Rentokil Initial PLC	29,900	182,574
Rio Tinto PLC	14,942	971,722
Sage Group PLC	61,900	865,272
Shaftesbury Capital PLC	167,685	328,431
Shell PLC	66,703	2,432,250
Smiths Group PLC	4,900	112,549
Spectris PLC	11,200	439,345
Spirent Communications PLC	155,600	347,552
Standard Chartered PLC	36,700	362,533
Supermarket Income REIT PLC	214,900	206,979
Unilever PLC	17,321	1,064,456
UNITE Group PLC	16,300	199,793
Vodafone Group PLC	835,500	781,819
Weir Group PLC	9,500	247,996
Whitbread PLC	6,200	232,314
		$ 27,924,279
Total Common Stocks (identified cost $263,896,638)		$325,306,506

Warrants — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(3)(5)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

10
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.1%
Affiliated Fund — 0.0%(7)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(8)	8,287	$ 8,287
Total Affiliated Fund (identified cost $8,287)		$ 8,287

Securities Lending Collateral — 4.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(9)	13,511,849	$ 13,511,849
Total Securities Lending Collateral (identified cost $13,511,849)		$ 13,511,849
Total Short-Term Investments (identified cost $13,520,136)		$ 13,520,136

Total Investments — 103.4% (identified cost $277,416,774)	$338,826,642
Other Assets, Less Liabilities — (3.4)%	$(11,142,565)
Net Assets — 100.0%	$327,684,077
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2024. The aggregate market value of securities on loan at July 31, 2024 was $29,826,864.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $1,526,799 or 0.5% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $7,528,408 or 2.3% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Amount is less than 0.05%.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.9%	$38,788,122
Industrials	11.3	37,100,406
Health Care	10.2	33,492,251
Consumer Staples	10.1	32,885,363
Consumer Discretionary	9.8	32,207,845
Materials	9.2	30,244,985
Communication Services	8.8	28,872,272
Information Technology	8.6	28,278,035
Real Estate	7.5	24,587,842
Utilities	6.9	22,665,289
Energy	5.0	16,184,096
Short-Term Investments	4.1	13,520,136
Total Investments	103.4%	$338,826,642
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

11
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited)

July 31, 2024
Assets
Unaffiliated investments, at value (identified cost $277,408,487) — including $29,826,864 of securities on loan	$338,818,355
Affiliated investments, at value (identified cost $8,287)	8,287
Foreign currency, at value (identified cost $181,198)	181,171
Dividends receivable	285,855
Dividends receivable from affiliated investments	968
Receivable for investments sold	2,094,972
Receivable for Fund shares sold	283,442
Securities lending income receivable	14,801
Tax reclaims receivable	1,706,799
Receivable from affiliates	11,763
Trustees' deferred compensation plan	31,072
Total assets	$343,437,485
Liabilities
Demand note payable	$520,000
Collateral for securities loaned	13,511,849
Payable for Fund shares redeemed	1,417,600
Payable to affiliates:
Investment adviser and administration fee	112,645
Distribution and service fees	8,327
Trustees' deferred compensation plan	31,072
Accrued expenses	151,915
Total liabilities	$15,753,408
Net Assets	$327,684,077
Sources of Net Assets
Paid-in capital	$266,350,883
Distributable earnings	61,333,194
Net Assets	$327,684,077
Class A Shares
Net Assets	$32,042,937
Shares Outstanding	2,139,518
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.98
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.81
Class I Shares
Net Assets	$175,559,596
Shares Outstanding	11,666,904
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.05
Class R Shares
Net Assets	$3,756,538
Shares Outstanding	253,372
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.83
12
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2024
Class R6 Shares
Net Assets	$116,325,006
Shares Outstanding	7,747,843
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.01
On sales of $50,000 or more, the offering price of Class A shares is reduced.
13
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $989,249)	$8,319,614
Dividend income from affiliated investments	7,226
Securities lending income, net	98,593
Total investment income	$8,425,433
Expenses
Investment adviser and administration fee	$721,729
Distribution and service fees:
Class A	42,453
Class R	8,860
Trustees’ fees and expenses	10,425
Custodian fee	83,186
Transfer and dividend disbursing agent fees	88,259
Legal and accounting services	62,936
Printing and postage	11,718
Registration fees	45,504
Interest expense and fees	33,391
Miscellaneous	32,925
Total expenses	$1,141,386
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$174,888
Total expense reductions	$174,888
Net expenses	$966,498
Net investment income	$7,458,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$11,741,984
Foreign currency transactions	(41,026)
Net realized gain	$11,700,958
Change in unrealized appreciation (depreciation):
Investments	$7,574,207
Foreign currency	4,724
Net change in unrealized appreciation (depreciation)	$7,578,931
Net realized and unrealized gain	$19,279,889
Net increase in net assets from operations	$26,738,824
14
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Statements of Changes in Net Assets

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,458,935	$13,228,014
Net realized gain (loss)	11,700,958	(5,313,014)
Net change in unrealized appreciation (depreciation)	7,578,931	13,884,492
Net increase in net assets from operations	$26,738,824	$21,799,492
Distributions to shareholders:
Class A	$—	$(1,097,038)
Class I	—	(7,012,480)
Class R	—	(86,637)
Class R6	—	(4,656,983)
Total distributions to shareholders	$—	$(12,853,138)
Transactions in shares of beneficial interest:
Class A	$(6,157,435)	$(21,774,136)
Class I	(48,958,720)	(77,247,967)
Class R	(17,842)	(3,799,256)
Class R6	(32,853,783)	10,861,540
Net decrease in net assets from Fund share transactions	$(87,987,780)	$(91,959,819)
Net decrease in net assets	$(61,248,956)	$(83,013,465)
Net Assets
At beginning of period	$388,933,033	$471,946,498
At end of period	$327,684,077	$388,933,033
15
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Financial Highlights

	Class A
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.92	$13.60	$14.97	$14.89	$13.67	$12.56
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.40	$0.35	$0.38	$0.25	$0.30
Net realized and unrealized gain (loss)	0.78	0.34	(1.22)	0.40	1.17	1.14
Total income (loss) from operations	$1.06	$0.74	$(0.87)	$0.78	$1.42	$1.44
Less Distributions
From net investment income	$—	$(0.42)	$(0.30)	$(0.42)	$(0.19)	$(0.27)
From net realized gain	—	—	(0.20)	(0.28)	(0.01)	(0.06)
Total distributions	$—	$(0.42)	$(0.50)	$(0.70)	$(0.20)	$(0.33)
Net asset value — End of period	$14.98	$13.92	$13.60	$14.97	$14.89	$13.67
Total Return(2)	7.61%(3)	5.44%	(5.51)%	5.18%	10.35%	11.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,043	$35,704	$56,337	$99,423	$113,340	$103,801
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87%(5)(6)	0.83%(6)	0.83%(6)	0.79%	0.82%	0.81%
Net expenses	0.77%(5)(6)(7)	0.76%(6)(7)	0.76%(6)(7)	0.75%	0.75%	0.75%
Net investment income	3.91%(5)	2.93%	2.64%	2.36%	1.90%	2.24%
Portfolio Turnover	7%(3)	34%	14%	22%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.02% for the six months ended July 31, 2024 and 0.01% for the years ended January 31, 2024 and 2023.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).
16
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.97	$13.66	$15.06	$14.98	$13.74	$12.61
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.42	$0.38	$0.41	$0.28	$0.30
Net realized and unrealized gain (loss)	0.78	0.36	(1.23)	0.42	1.20	1.19
Total income (loss) from operations	$1.08	$0.78	$(0.85)	$0.83	$1.48	$1.49
Less Distributions
From net investment income	$—	$(0.47)	$(0.35)	$(0.47)	$(0.23)	$(0.30)
From net realized gain	—	—	(0.20)	(0.28)	(0.01)	(0.06)
Total distributions	$—	$(0.47)	$(0.55)	$(0.75)	$(0.24)	$(0.36)
Net asset value — End of period	$15.05	$13.97	$13.66	$15.06	$14.98	$13.74
Total Return(2)	7.73%(3)	5.67%	(5.30)%	5.45%	10.75%	11.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$175,560	$209,952	$281,658	$417,559	$400,149	$359,605
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.62%(5)(6)	0.58%(6)	0.58%(6)	0.54%	0.57%	0.56%
Net expenses	0.52%(5)(6)(7)	0.51%(6)(7)	0.51%(6)(7)	0.50%	0.50%	0.50%
Net investment income	4.16%(5)	3.07%	2.84%	2.57%	2.11%	2.21%
Portfolio Turnover	7%(3)	34%	14%	22%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.02% for the six months ended July 31, 2024 and 0.01% for the years ended January 31, 2024 and 2023.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).
17
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Financial Highlights — continued

	Class R
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.79	$13.45	$14.83	$14.79	$13.59	$12.49
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.39	$0.30	$0.29	$0.20	$0.24
Net realized and unrealized gain (loss)	0.78	0.29	(1.20)	0.45	1.18	1.17
Total income (loss) from operations	$1.04	$0.68	$(0.90)	$0.74	$1.38	$1.41
Less Distributions
From net investment income	$—	$(0.34)	$(0.28)	$(0.42)	$(0.17)	$(0.25)
From net realized gain	—	—	(0.20)	(0.28)	(0.01)	(0.06)
Total distributions	$—	$(0.34)	$(0.48)	$(0.70)	$(0.18)	$(0.31)
Net asset value — End of period	$14.83	$13.79	$13.45	$14.83	$14.79	$13.59
Total Return(2)	7.54%(3)	5.06%	(5.77)%	4.93%	10.20%	11.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,757	$3,517	$7,248	$9,157	$5,082	$3,713
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.12%(5)(6)	1.08%(6)	1.08%(6)	1.04%	1.07%	1.06%
Net expenses	1.02%(5)(6)(7)	1.01%(6)(7)	1.01%(6)(7)	1.00%	1.00%	1.00%
Net investment income	3.63%(5)	2.86%	2.31%	1.83%	1.55%	1.79%
Portfolio Turnover	7%(3)	34%	14%	22%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.02% for the six months ended July 31, 2024 and 0.01% for the years ended January 31, 2024 and 2023.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).
18
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.93	$13.63	$15.04	$14.96	$13.73	$12.60
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.40	$0.37	$0.42	$0.27	$0.34
Net realized and unrealized gain (loss)	0.78	0.38	(1.22)	0.42	1.20	1.16
Total income (loss) from operations	$1.08	$0.78	$(0.85)	$0.84	$1.47	$1.50
Less Distributions
From net investment income	$—	$(0.48)	$(0.36)	$(0.48)	$(0.23)	$(0.31)
From net realized gain	—	—	(0.20)	(0.28)	(0.01)	(0.06)
Total distributions	$—	$(0.48)	$(0.56)	$(0.76)	$(0.24)	$(0.37)
Net asset value — End of period	$15.01	$13.93	$13.63	$15.04	$14.96	$13.73
Total Return(2)	7.75%(3)	5.70%	(5.29)%	5.51%	10.75%	11.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,325	$139,761	$126,703	$136,299	$150,071	$112,074
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59%(5)(6)	0.55%(6)	0.55%(6)	0.51%	0.54%	0.53%
Net expenses	0.49%(5)(6)(7)	0.48%(6)(7)	0.48%(6)(7)	0.47%	0.47%	0.47%
Net investment income	4.18%(5)	2.92%	2.78%	2.61%	2.07%	2.56%
Portfolio Turnover	7%(3)	34%	14%	22%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.02% for the six months ended July 31, 2024 and 0.01% for the years ended January 31, 2024 and 2023.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).
19
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
20

Parametric
International Equity Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

As of July 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $14,260,367 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $8,432,847 are short-term and $5,827,520 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$282,408,355
Gross unrealized appreciation	$82,842,184
Gross unrealized depreciation	(26,423,897)
Net unrealized appreciation	$56,418,287
21

Parametric
International Equity Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2024, the investment adviser and administration fee amounted to $721,729 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2024, the investment adviser and administration fee paid was reduced by $194 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, EVM and Parametric were allocated $174,694 in total of the Fund’s operating expenses for the six months ended July 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2024, EVM earned $13,615 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2024. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2024 amounted to $42,453 for Class A shares.
The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2024, the Fund paid or accrued to EVD $4,430 for Class R shares.
Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2024 amounted to $4,430 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
22

Parametric
International Equity Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $25,644,588 and $106,438,554, respectively, for the six months ended July 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2024 (Unaudited)		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	81,933	$ 1,178,938	271,791	$ 3,689,671
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	78,178	1,094,491
Redemptions	(507,881)	(7,336,373)	(1,926,260)	(26,558,298)
Net decrease	(425,948)	$(6,157,435)	(1,576,291)	$(21,774,136)
Class I
Sales	944,416	$13,689,150	2,517,383	$ 34,427,641
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	470,877	6,611,112
Redemptions	(4,310,987)	(62,647,870)	(8,580,380)	(118,286,720)
Net decrease	(3,366,571)	$(48,958,720)	(5,592,120)	$(77,247,967)
Class R
Sales	17,701	$ 254,247	47,947	$ 644,991
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	6,242	86,632
Redemptions	(19,285)	(272,089)	(338,210)	(4,530,879)
Net decrease	(1,584)	$ (17,842)	(284,021)	$ (3,799,256)
Class R6
Sales	725,830	$10,457,254	2,918,493	$ 40,338,747
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	332,404	4,656,983
Redemptions	(3,009,446)	(43,311,037)	(2,513,647)	(34,134,190)
Net increase (decrease)	(2,283,616)	$(32,853,783)	737,250	$ 10,861,540
23

Parametric
International Equity Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the six months ended July 31, 2024 were $1,040,769 and 6.35%, respectively.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $29,826,864 and $31,293,390, respectively. Collateral received was comprised of cash of $13,511,849 and U.S. government and/or agencies securities of $17,781,541. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$13,511,411	$ —	$ —	$ —	$13,511,411
Warrants	438	—	—	—	438
Total	$13,511,849	$ —	$ —	$ —	$13,511,849
The carrying amount of the liability for collateral for securities loaned at July 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2024.
24

Parametric
International Equity Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,287, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$662,721	$16,281,703	$(16,936,137)	$ —	$ —	$8,287	$7,226	8,287
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia	$ 1,553,569	$ 69,894,272	$0	$ 71,447,841
Australasia/Pacific	—	31,515,111	—	31,515,111
Developed Europe	2,843,441	212,815,941	0	215,659,382
Developed Middle East	999,075	5,685,097	—	6,684,172
Total Common Stocks	$ 5,396,085	$319,910,421**	$0	$325,306,506
Warrants	$ —	$ —	$0	$ —
Short-Term Investments:
Affiliated Fund	8,287	—	—	8,287
Securities Lending Collateral	13,511,849	—	—	13,511,849
Total Investments	$18,916,221	$ 319,910,421	$0	$338,826,642
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2024 is not presented.
25

Parametric
International Equity Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
26

Parametric
International Equity Fund
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
27

Parametric
International Equity Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric International Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio
28

Parametric
International Equity Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
29

Parametric
International Equity Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
30

EAISX-NCSR    7.31.24

Parametric
Emerging Markets Fund
Semi-Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2024
Parametric
Emerging Markets Fund

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Argentina — 1.2%
Bioceres Crop Solutions Corp.(1)	2,400	$ 26,640
Central Puerto SA ADR	10,500	89,145
Cresud SACIF y A ADR	4,131	31,726
Empresa Distribuidora Y Comercializadora Norte ADR(1)	2,000	33,040
Grupo Financiero Galicia SA ADR(1)(2)	2,527	73,207
IRSA Inversiones y Representaciones SA ADR(1)(2)	4,453	42,838
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	8,024	51,835
MercadoLibre, Inc.(1)	727	1,213,290
Pampa Energia SA ADR(1)(2)	3,079	139,879
Telecom Argentina SA ADR(1)(2)	6,900	43,746
Transportadora de Gas del Sur SA, Class B ADR(1)	2,413	42,638
YPF SA ADR(1)(2)	21,124	421,213
		$ 2,209,197
Bahrain — 0.3%
Al Salam Bank BSC	651,014	$ 391,024
GFH Financial Group BSC	612,932	196,903
		$ 587,927
Bangladesh — 0.4%
Bangladesh Export Import Co. Ltd.(3)	66,933	$ 47,233
Beximco Pharmaceuticals Ltd.	100,930	91,589
City Bank PLC	314,253	53,670
GrameenPhone Ltd.	18,840	40,372
Heidelberg Materials Bangladesh PLC	18,065	47,344
Jamuna Oil Co. Ltd.	22,841	34,627
Olympic Industries Ltd.	24,067	24,430
Pubali Bank PLC	155,990	33,568
Renata PLC	6,549	39,411
Square Pharmaceuticals PLC	128,709	232,535
Summit Power Ltd.	107,026	19,184
Titas Gas Transmission & Distribution Co. Ltd.	150,108	26,966
Unique Hotel & Resorts PLC	71,627	30,290
United Commercial Bank PLC	741,745	57,370
		$ 778,589
Botswana — 0.5%
Botswana Insurance Holdings Ltd.	63,055	$ 94,832
First National Bank of Botswana Ltd.	256,849	93,391
Letshego Holdings Ltd.	648,236	55,100
Sechaba Breweries Holdings Ltd.	295,128	697,876
		$ 941,199
Security	Shares	Value
Brazil — 4.3%
Adecoagro SA(2)	10,100	$ 97,566
Alpargatas SA, PFC Shares(1)	51,100	77,696
Ambev SA	142,850	292,461
Arcos Dorados Holdings, Inc., Class A	8,100	78,246
Arezzo Industria e Comercio SA	5,800	49,887
B3 SA - Brasil Bolsa Balcao	26,000	49,875
Banco Bradesco SA, PFC Shares	43,292	95,139
CCR SA	26,700	58,440
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	33,600	259,062
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,660	197,505
Cia Energetica de Minas Gerais, PFC Shares	54,340	104,335
Cia Siderurgica Nacional SA	27,600	57,873
Cogna Educacao SA(1)	75,636	20,326
Cosan SA	39,700	93,843
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	81,666
Embraer SA ADR(1)	9,248	287,243
Eneva SA(1)	44,400	99,144
Engie Brasil Energia SA	8,250	64,513
Equatorial Energia SA	27,300	157,540
Fleury SA	31,395	84,147
Gerdau SA, PFC Shares	20,034	64,677
Grupo De Moda Soma SA(1)	36,077	37,888
Hapvida Participacoes e Investimentos SA(1)(4)	495,920	356,850
Hypera SA	36,000	183,305
Itau Unibanco Holding SA, PFC Shares	30,120	180,417
Itausa SA, PFC Shares	58,543	105,263
JBS SA(1)	20,225	120,574
Klabin SA, PFC Shares	114,180	88,822
Localiza Rent a Car SA	20,789	161,096
Lojas Renner SA	59,384	139,217
LWSA SA(1)(4)	73,600	57,254
Magazine Luiza SA(1)	27,330	53,489
Marfrig Global Foods SA(1)	38,855	77,694
Multiplan Empreendimentos Imobiliarios SA	30,700	130,048
Natura & Co. Holding SA	41,000	108,224
NU Holdings Ltd., Class A(1)	11,500	139,495
Petroleo Brasileiro SA, PFC Shares	137,200	907,446
Prio SA	7,000	59,466
Raia Drogasil SA	30,972	151,132
Rede D'Or Sao Luiz SA(4)	80,300	391,693
Rumo SA	37,219	145,753
Sendas Distribuidora SA(1)	51,145	88,796
StoneCo Ltd., Class A(1)	4,900	64,288
Suzano SA	10,620	101,128
Telefonica Brasil SA	24,100	206,694
TIM SA	80,550	249,077

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
TOTVS SA	43,070	$ 211,309
Vale SA	44,647	486,478
Vibra Energia SA	71,900	294,406
WEG SA	31,104	278,587
YDUQS Participacoes SA	24,300	47,001
		$ 7,994,074
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 276,584
Chimimport AD(1)	164,922	69,767
MonBat AD(1)	28,235	46,833
Sopharma AD	61,906	201,362
		$ 594,546
Chile — 2.4%
Aguas Andinas SA, Series A	483,322	$ 143,630
Banco de Chile	2,960,094	352,650
Banco de Credito e Inversiones SA	3,443	100,679
Banco Santander Chile	3,218,212	160,249
CAP SA(1)	7,626	42,993
Cencosud SA	133,252	246,308
Cia Cervecerias Unidas SA	16,853	93,062
Cia Sud Americana de Vapores SA	4,277,766	293,988
Colbun SA	624,587	81,234
Embotelladora Andina SA, Class B, PFC Shares	51,948	166,013
Empresa Nacional de Telecomunicaciones SA	24,183	68,004
Empresas CMPC SA	133,400	231,711
Empresas COPEC SA	75,124	523,226
Enel Americas SA	1,632,285	152,765
Enel Chile SA	1,903,814	108,746
Falabella SA(1)	131,123	434,350
Parque Arauco SA	232,299	369,952
Quinenco SA	9,770	34,044
Ripley Corp. SA(1)	484,810	139,491
Sociedad Matriz SAAM SA	1,031,318	115,650
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	9,400	356,389
SONDA SA	225,936	95,472
Vina Concha y Toro SA	92,943	116,539
		$ 4,427,145
China — 15.4%
3SBio, Inc.(4)	98,000	$ 76,870
AAC Technologies Holdings, Inc.	69,500	254,404
Aier Eye Hospital Group Co. Ltd., Class A	24,105	36,923
Air China Ltd., Class H(1)	178,000	80,610
Security	Shares	Value
China (continued)
Alibaba Group Holding Ltd. ADR	9,600	$ 756,960
Aluminum Corp. of China Ltd., Class H	352,000	197,044
Angang Steel Co. Ltd., Class H(1)	306,400	47,468
Anhui Conch Cement Co. Ltd., Class H	54,500	132,884
ANTA Sports Products Ltd.	15,000	134,263
Baidu, Inc. ADR(1)	3,632	321,686
Bank of Beijing Co. Ltd., Class A	182,760	134,775
Bank of China Ltd., Class H	536,000	238,674
Bank of Ningbo Co. Ltd., Class A	19,850	59,085
BeiGene Ltd. ADR(1)	2,400	399,792
Beijing Capital International Airport Co. Ltd., Class H(1)	308,000	102,505
Beijing Enterprises Holdings Ltd.	39,500	131,063
Beijing Enterprises Water Group Ltd.(2)	290,000	89,480
Beijing Originwater Technology Co. Ltd., Class A	39,363	23,040
BOE Technology Group Co. Ltd., Class A	341,100	186,243
BYD Co. Ltd., Class H(2)	7,654	226,595
BYD Electronic International Co. Ltd.	29,000	112,864
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	81,389
Changjiang Securities Co. Ltd., Class A	112,200	80,467
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	139,158
China Coal Energy Co. Ltd., Class H	144,000	145,888
China Communications Services Corp. Ltd., Class H	118,000	60,623
China Construction Bank Corp., Class H	530,630	370,531
China Everbright Environment Group Ltd.	234,925	106,127
China Gas Holdings Ltd.	165,400	150,418
China Jinmao Holdings Group Ltd.(2)	352,000	27,910
China Life Insurance Co. Ltd., Class H	92,000	127,637
China Longyuan Power Group Corp. Ltd., Class H	188,000	168,572
China Mengniu Dairy Co. Ltd.	58,000	97,051
China Merchants Bank Co. Ltd., Class H	35,024	145,168
China Merchants Port Holdings Co. Ltd.	42,035	61,810
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	90,878
China National Building Material Co. Ltd., Class H	166,000	55,018
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	36,827
China Oilfield Services Ltd., Class H	198,000	174,417
China Overseas Land & Investment Ltd.	115,160	186,172
China Petroleum & Chemical Corp., Class H	1,449,741	929,115
China Railway Group Ltd., Class H	281,000	137,033
China Resources Beer Holdings Co. Ltd.	34,000	105,771
China Resources Gas Group Ltd.	64,000	217,202
China Resources Land Ltd.	86,000	257,062
China Resources Medical Holdings Co. Ltd.(2)	163,000	66,817
China Resources Power Holdings Co. Ltd.	139,600	384,016
China Shenhua Energy Co. Ltd., Class H	213,500	887,756
China Shineway Pharmaceutical Group Ltd.	110,000	113,309

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Southern Airlines Co. Ltd., Class H(1)	108,000	$ 39,673
China State Construction Engineering Corp. Ltd., Class A	156,440	120,850
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	63,661
China Travel International Investment Hong Kong Ltd.(2)	714,855	100,710
China Vanke Co. Ltd., Class H(1)(2)	149,577	82,021
China Yangtze Power Co. Ltd., Class A	112,600	465,305
CITIC Ltd.	142,000	130,919
CMOC Group Ltd., Class H	366,000	291,907
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	186,000	223,129
COSCO SHIPPING Holdings Co. Ltd., Class H	198,866	284,003
COSCO SHIPPING Ports Ltd.	110,000	65,390
Country Garden Holdings Co. Ltd.(1)(2)(3)	400,880	12,443
Country Garden Services Holdings Co. Ltd.	56,589	34,050
CSPC Pharmaceutical Group Ltd.	239,760	178,344
Daqo New Energy Corp. ADR(1)(2)	1,900	33,307
Dong-E-E-Jiao Co. Ltd., Class A	16,200	109,651
East Money Information Co. Ltd., Class A	24,751	38,154
Focus Media Information Technology Co. Ltd., Class A	196,344	157,459
Ganfeng Lithium Group Co. Ltd., Class A	14,770	57,556
GDS Holdings Ltd. ADR(1)	9,300	104,439
Gemdale Corp., Class A	80,700	35,255
Great Wall Motor Co. Ltd., Class H(2)	50,000	68,269
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	56,900
Guangdong Investment Ltd.	186,000	97,540
Haier Smart Home Co. Ltd., Class H	47,553	155,470
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	71,369
Hengan International Group Co. Ltd.	24,500	76,534
Huadian Power International Corp. Ltd., Class H	240,000	123,595
Huadong Medicine Co. Ltd., Class A	32,753	132,247
Huaneng Power International, Inc., Class H	420,000	249,590
Huayu Automotive Systems Co. Ltd., Class A	53,308	115,002
Hubei Energy Group Co. Ltd., Class A	94,014	67,006
Hundsun Technologies, Inc., Class A	31,491	79,853
Iflytek Co. Ltd., Class A	34,550	190,534
Industrial & Commercial Bank of China Ltd., Class H	495,000	274,221
Industrial Bank Co. Ltd., Class A	25,302	58,647
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(1)	707,000	142,956
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	184,808
Innovent Biologics, Inc.(1)(4)	44,000	217,814
JD.com, Inc. ADR	6,406	169,054
Jiangsu Expressway Co. Ltd., Class H	108,000	102,776
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	226,315
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	133,582
Jiangxi Copper Co. Ltd., Class H	154,000	270,723
Jinke Properties Group Co. Ltd., Class A(1)	130,499	20,621
KE Holdings, Inc. ADR	20,700	286,695
Security	Shares	Value
China (continued)
Kingboard Holdings Ltd.	87,100	$ 177,650
Kingdee International Software Group Co. Ltd.(1)	99,000	79,336
Kingsoft Corp. Ltd.	32,800	92,911
Kunlun Energy Co. Ltd.	338,000	327,655
Kweichow Moutai Co. Ltd., Class A	2,900	570,134
Lee & Man Paper Manufacturing Ltd.	275,000	85,089
Lenovo Group Ltd.	204,000	264,223
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	60,454
Li Ning Co. Ltd.	21,208	39,502
Longfor Group Holdings Ltd.(2)(4)	49,500	64,306
LONGi Green Energy Technology Co. Ltd., Class A	63,389	127,382
Luxshare Precision Industry Co. Ltd., Class A	71,034	377,276
Luye Pharma Group Ltd.(1)(2)(4)	249,500	89,073
Maanshan Iron & Steel Co. Ltd., Class H(1)	286,000	39,897
Meituan, Class B(1)(4)	8,073	111,784
NARI Technology Co. Ltd., Class A	59,068	196,253
NetEase, Inc. ADR	3,410	314,095
Nine Dragons Paper Holdings Ltd.(1)	195,000	76,108
OFILM Group Co. Ltd., Class A(1)	65,800	75,690
PetroChina Co. Ltd., Class H	1,068,000	927,423
Ping An Bank Co. Ltd., Class A	35,488	50,478
Ping An Insurance Group Co. of China Ltd., Class H	44,000	191,075
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	115,779
Poly Property Group Co. Ltd.(2)	700,000	130,006
Power Construction Corp. of China Ltd., Class A	53,800	40,955
SAIC Motor Corp. Ltd., Class A(1)	55,100	111,916
Sanan Optoelectronics Co. Ltd., Class A	84,900	140,003
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	80,509
Shandong Gold Mining Co. Ltd., Class A	50,680	207,351
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	56,832
Shanghai Electric Group Co. Ltd., Class H(1)	282,000	54,853
Shanghai Industrial Holdings Ltd.	117,000	174,542
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	88,300
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	67,079
Shenzhen Investment Ltd.	674,000	81,143
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	99,705
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	76,809
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	229,529
Sino Biopharmaceutical Ltd.	475,500	170,514
Sino-Ocean Group Holding Ltd.(1)(2)	659,000	28,734
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	877,000	121,057
Sinopharm Group Co. Ltd., Class H	60,400	141,671
Sunny Optical Technology Group Co. Ltd.	26,700	149,736
Tencent Holdings Ltd.	42,539	1,963,024
Tingyi (Cayman Islands) Holding Corp.	56,000	68,280

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	$ 185,285
Trip.com Group Ltd. ADR(1)	5,254	223,453
Tsingtao Brewery Co. Ltd., Class H	13,566	86,668
Vnet Group, Inc. ADR(1)(2)	14,100	29,187
Wanhua Chemical Group Co. Ltd., Class A	8,165	87,639
Want Want China Holdings Ltd.	162,920	97,822
Weichai Power Co. Ltd., Class H	102,742	164,433
Weimob, Inc.(1)(4)	219,000	34,173
WH Group Ltd.(4)	248,121	161,289
Wuliangye Yibin Co. Ltd., Class A	15,200	267,052
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	131,639
Xiaomi Corp., Class B(1)(4)	140,000	300,696
Xinyi Solar Holdings Ltd.	170,000	80,661
Yangzijiang Financial Holding Ltd.	326,900	83,372
Yangzijiang Shipbuilding Holdings Ltd.	200,300	403,857
Yankuang Energy Group Co. Ltd., Class H(2)	230,100	300,352
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	90,748
Yuexiu Property Co. Ltd.	128,000	81,808
Yunnan Baiyao Group Co. Ltd., Class A	29,680	207,497
Zhaojin Mining Industry Co. Ltd., Class H	77,500	138,944
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	144,610
Zhejiang Expressway Co. Ltd., Class H	116,000	76,121
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	97,848
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	121,049
Zijin Mining Group Co. Ltd., Class H	190,000	385,389
ZTE Corp., Class H	155,303	347,891
ZTO Express Cayman, Inc. ADR	6,900	130,755
		$ 28,544,076
Colombia — 0.6%
Bancolombia SA	13,473	$ 121,460
Bancolombia SA ADR, PFC Shares	5,355	178,428
Cementos Argos SA	56,456	116,368
Ecopetrol SA	794,069	426,339
Geopark Ltd.	6,700	65,593
Grupo de Inversiones Suramericana SA	5,521	44,157
Interconexion Electrica SA ESP	54,653	236,096
		$ 1,188,441
Croatia — 0.7%
Ericsson Nikola Tesla DD	432	$ 87,095
Hrvatski Telekom DD	9,370	323,245
Koncar-Elektroindustrija DD	631	252,526
Podravka Prehrambena Ind DD	1,328	234,924
Security	Shares	Value
Croatia (continued)
Valamar Riviera DD	46,918	$ 260,049
Zagrebacka Banka DD	2,776	58,519
		$ 1,216,358
Czech Republic — 0.7%
CEZ AS	18,877	$ 726,879
Colt CZ Group SE	3,607	102,338
Komercni Banka AS	7,268	251,096
Philip Morris CR AS	194	126,853
		$ 1,207,166
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 49,134
Commercial International Bank - Egypt (CIB)	146,033	250,486
Eastern Co. SAE	268,069	123,376
EFG Holding SAE(1)	79,120	34,407
E-Finance for Digital & Financial Investments	132,499	66,362
ElSewedy Electric Co.	125,156	122,146
Fawry for Banking & Payment Technology Services SAE(1)	217,000	30,785
Juhayna Food Industries	143,563	63,002
Oriental Weavers	271,447	137,066
Talaat Moustafa Group	221,254	256,197
Telecom Egypt Co.	67,509	47,336
		$ 1,180,297
Estonia — 0.5%
Tallink Grupp AS	813,748	$ 531,795
TKM Grupp AS	31,842	329,876
		$ 861,671
Ghana — 0.2%
GCB Bank PLC(1)	830,933	$ 299,931
Standard Chartered Bank Ghana PLC(1)	90,500	117,139
		$ 417,070
Greece — 1.4%
Aegean Airlines SA	3,992	$ 49,698
Alpha Services and Holdings SA	58,420	107,790
Eurobank Ergasias Services and Holdings SA, Class A	72,622	166,397
GEK TERNA SA	4,483	86,861
Hellenic Telecommunications Organization SA	21,951	360,649
JUMBO SA	9,006	241,347
Metlen Energy & Metals SA	5,537	218,819
Motor Oil (Hellas) Corinth Refineries SA	8,687	221,430
National Bank of Greece SA	31,588	277,289
OPAP SA	15,444	269,327

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Public Power Corp. SA	10,354	$ 131,903
Sarantis SA	6,450	76,646
Terna Energy SA	4,568	95,113
Titan Cement International SA	6,024	214,424
Tsakos Energy Navigation Ltd.	3,420	88,612
		$ 2,606,305
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	43,733	$ 130,979
MOL Hungarian Oil & Gas PLC	38,176	297,506
OTP Bank Nyrt	7,428	380,771
Richter Gedeon Nyrt	15,901	453,375
		$ 1,262,631
Iceland — 0.6%
Alvotech SA(1)(2)	11,700	$ 136,890
Arion Banki Hf.(4)	94,500	90,729
Brim Hf.	190,700	98,716
Eik fasteignafelag Hf.	387,000	27,677
Eimskipafelag Islands Hf.	8,816	22,416
Festi Hf.	99,900	147,334
Hagar Hf.	135,000	82,443
Heimar Hf.(1)	336,000	61,124
Icelandair Group Hf.(1)	2,300,000	14,371
Islandsbanki Hf.	57,500	42,785
Kvika banki Hf.(1)	300,000	33,180
Marel Hf.	51,000	185,729
Reitir fasteignafelag Hf.	133,900	83,120
Sildarvinnslan Hf.(1)	124,800	82,955
Siminn Hf.	678,565	46,091
Syn Hf.(1)	84,000	20,517
		$ 1,176,077
India — 7.7%
ACC Ltd.	1,578	$ 48,927
Adani Energy Solutions Ltd.(1)	3,600	48,859
Adani Enterprises Ltd.	4,154	157,578
Adani Ports & Special Economic Zone Ltd.	6,719	126,604
Adani Total Gas Ltd.	4,200	44,947
Apollo Hospitals Enterprise Ltd.	2,292	180,995
Ashok Leyland Ltd.	18,600	57,224
Asian Paints Ltd.	3,500	129,297
Aurobindo Pharma Ltd.	7,224	123,347
Avenue Supermarts Ltd.(1)(4)	3,000	177,650
Axis Bank Ltd.	5,372	75,152
Bajaj Auto Ltd.	1,134	131,231
Security	Shares	Value
India (continued)
Bajaj Finance Ltd.	1,332	$ 108,580
Bajaj Finserv Ltd.	3,629	71,677
Bharat Petroleum Corp. Ltd.	18,582	78,153
Bharti Airtel Ltd.	45,721	817,550
Biocon Ltd.	20,599	89,173
Britannia Industries Ltd.(1)	2,200	152,533
Cipla Ltd.(1)	9,493	175,377
Coal India Ltd.	25,404	158,975
Container Corp. of India Ltd.	4,000	49,786
Crompton Greaves Consumer Electricals Ltd.	19,469	104,595
Cummins India Ltd.	2,531	116,840
Divi's Laboratories Ltd.	2,050	120,965
DLF Ltd.	20,247	216,018
Dr. Reddy's Laboratories Ltd.	2,517	203,409
Eicher Motors Ltd.	1,260	75,085
Embassy Office Parks REIT	14,200	62,697
GAIL (India) Ltd.	73,508	212,174
Godrej Consumer Products Ltd.	6,175	106,874
Godrej Properties Ltd.(1)	7,400	285,575
Grasim Industries Ltd.	4,143	137,618
Gujarat State Petronet Ltd.	19,482	79,192
Havells India Ltd.	5,343	117,986
HCL Technologies Ltd.	18,017	354,141
HDFC Bank Ltd.	10,704	207,128
Hero MotoCorp Ltd.	843	55,720
Hindalco Industries Ltd.	11,944	96,152
Hindustan Aeronautics Ltd.(5)	900	53,008
Hindustan Unilever Ltd.	9,071	293,616
ICICI Bank Ltd.	9,120	133,069
Indian Hotels Co. Ltd.	9,500	73,010
Indian Oil Corp. Ltd.	29,010	63,280
Indus Towers Ltd.(1)	21,944	113,780
Info Edge India Ltd.	1,700	143,829
Infosys Ltd.	53,369	1,183,922
Ipca Laboratories Ltd.	6,080	95,105
ITC Ltd.	34,786	206,297
Jio Financial Services Ltd.(1)	25,074	98,646
JSW Steel Ltd.	14,970	167,236
Kotak Mahindra Bank Ltd.	3,824	82,987
Larsen & Toubro Ltd.	4,500	205,503
Lupin Ltd.	3,126	71,464
Mahindra & Mahindra Ltd.	4,776	166,323
Maruti Suzuki India Ltd.	1,314	210,246
Max Healthcare Institute Ltd.	9,725	107,545
Nestle India Ltd.	5,590	164,646
NTPC Ltd.	50,126	249,524

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Oil & Natural Gas Corp. Ltd.	29,209	$ 116,916
Pidilite Industries Ltd.	960	36,574
Power Grid Corp. of India Ltd.	61,021	254,894
Reliance Industries Ltd.	26,074	939,453
Siemens Ltd.	641	54,634
SRF Ltd.	3,200	101,296
Sun Pharmaceutical Industries Ltd.	17,276	354,949
Sun TV Network Ltd.	7,988	85,828
Tata Consultancy Services Ltd.	14,841	780,493
Tata Consumer Products Ltd.	7,384	104,981
Tata Motors Ltd.	12,352	171,417
Tata Power Co. Ltd.	43,199	234,464
Tata Steel Ltd.	67,800	134,326
Tech Mahindra Ltd.	14,661	272,673
Titan Co. Ltd.	4,132	171,394
Torrent Pharmaceuticals Ltd.	2,968	112,687
Tube Investments of India Ltd.	2,406	119,160
UltraTech Cement Ltd.	627	89,170
UPL Ltd.	7,038	48,230
Vedanta Ltd.	20,367	110,101
Vodafone Idea Ltd.(1)	388,069	75,520
Voltas Ltd.	6,353	117,109
Wipro Ltd.	21,949	136,708
Zee Entertainment Enterprises Ltd.(1)	44,401	78,832
Zydus Lifesciences Ltd.	3,597	53,747
		$ 14,194,376
Indonesia — 2.4%
Adaro Energy Indonesia Tbk. PT	1,211,600	$ 240,079
AKR Corporindo Tbk. PT	1,258,400	117,296
Aneka Tambang Tbk. PT	939,800	76,118
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	53,565
Astra International Tbk. PT	1,419,500	412,638
Bank Central Asia Tbk. PT	357,600	226,436
Bank Mandiri Persero Tbk. PT	317,400	125,179
Bank Negara Indonesia Persero Tbk. PT	226,000	69,218
Bank Rakyat Indonesia Persero Tbk. PT	505,368	145,415
Barito Renewables Energy Tbk. PT	641,900	342,117
Bukit Asam Tbk. PT	433,000	71,396
Bumi Serpong Damai Tbk. PT(1)	1,396,900	89,060
Charoen Pokphand Indonesia Tbk. PT	346,400	111,379
Erajaya Swasembada Tbk. PT	4,907,500	128,625
GoTo Gojek Tokopedia Tbk. PT(1)	33,431,200	109,401
Gudang Garam Tbk. PT(1)	57,100	55,354
Indocement Tunggal Prakarsa Tbk. PT	241,800	107,889
Indofood Sukses Makmur Tbk. PT	271,700	102,359
Security	Shares	Value
Indonesia (continued)
Indosat Tbk. PT	75,600	$ 51,596
Jasa Marga Persero Tbk. PT	307,000	104,809
Kalbe Farma Tbk. PT	2,457,000	240,226
Lippo Karawaci Tbk. PT(1)	10,490,680	40,638
Medco Energi Internasional Tbk. PT	1,299,520	105,242
Mitra Adiperkasa Tbk. PT	1,163,700	103,829
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	220,207
Perusahaan Gas Negara Tbk. PT	1,365,300	134,462
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	62,743
Sarana Menara Nusantara Tbk. PT	799,800	39,107
Semen Indonesia Persero Tbk. PT	320,600	77,150
Telkom Indonesia Persero Tbk. PT	1,606,600	285,339
Unilever Indonesia Tbk. PT	309,900	46,535
United Tractors Tbk. PT	130,583	207,300
Vale Indonesia Tbk. PT(1)	212,040	48,805
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
Wijaya Karya Persero Tbk. PT(1)	982,300	11,694
XL Axiata Tbk. PT	485,100	64,764
		$ 4,427,970
Jordan — 0.6%
Arab Bank PLC	52,362	$ 313,763
Arab Potash	7,642	273,284
Bank of Jordan	24,010	72,852
International General Insurance Holdings Ltd.	4,200	72,912
Jordan Islamic Bank	13,918	78,085
Jordan Petroleum Refinery Co.	23,035	156,668
Jordan Telecommunications Co. PSC	14,640	59,678
Jordanian Electric Power Co.	18,089	55,633
		$ 1,082,875
Kazakhstan — 0.7%
Freedom Holding Corp.(1)	1,000	$ 84,150
Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	286,010
Kaspi.KZ JSC ADR	2,740	356,556
KCell JSC GDR(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	13,900	528,200
		$ 1,254,916
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 45,795
East African Breweries PLC	197,580	241,585
Equity Group Holdings PLC	555,500	174,530

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC(1)	606,620	$ 142,933
Safaricom PLC	3,938,372	485,971
		$ 1,090,814
Kuwait — 1.3%
Agility Global PLC	310,166	$ 97,957
Agility Public Warehousing Co. KSC	155,083	139,261
Boubyan Bank KSCP	29,791	57,701
Boubyan Petrochemicals Co. KSCP	2,441	4,652
Burgan Bank SAK	80,830	50,505
Gulf Bank KSCP	128,461	130,710
Kuwait Finance House KSCP	217,147	523,678
Mabanee Co. KPSC	141,232	387,560
Mobile Telecommunications Co. KSCP	213,804	319,158
National Bank of Kuwait SAKP	153,905	456,339
National Industries Group Holding SAK	266,042	195,984
		$ 2,363,505
Lithuania — 0.4%
Apranga PVA	65,809	$ 196,209
KN Energies AB	205,439	52,278
Rokiskio Suris	91,153	315,517
Siauliu Bankas AB	277,296	216,927
		$ 780,931
Malaysia — 2.5%
Axiata Group Bhd.	157,050	$ 82,128
CelcomDigi Bhd.	79,844	66,084
CIMB Group Holdings Bhd.	90,800	146,817
Dialog Group Bhd.	363,831	201,300
Gamuda Bhd.	32,700	55,921
Genting Bhd.	165,500	170,541
Genting Malaysia Bhd.	265,500	150,436
Globetronics Technology Bhd.	582,200	162,523
Hartalega Holdings Bhd.(1)	212,408	141,038
Hong Leong Bank Bhd.	15,800	66,339
IGB Real Estate Investment Trust	192,600	82,152
IHH Healthcare Bhd.	308,400	422,868
IJM Corp. Bhd.	69,480	52,996
Inari Amertron Bhd.	321,600	265,152
IOI Properties Group Bhd.	142,658	66,180
Kossan Rubber Industries Bhd.	210,000	96,941
Kuala Lumpur Kepong Bhd.	14,600	67,036
Magnum Bhd.	192,167	53,984
Malayan Banking Bhd.	64,187	142,789
Malaysia Airports Holdings Bhd.	50,000	111,490
Security	Shares	Value
Malaysia (continued)
Maxis Bhd.	70,100	$ 53,891
MISC Bhd.	43,400	83,080
My EG Services Bhd.	233,600	50,402
Nestle Malaysia Bhd.	2,600	61,500
Petronas Chemicals Group Bhd.	66,900	84,481
Petronas Dagangan Bhd.	56,900	219,846
Petronas Gas Bhd.	19,600	77,691
Press Metal Aluminium Holdings Bhd.	79,740	93,102
Public Bank Bhd.	95,290	87,358
SD Guthrie Bhd.	81,539	79,398
Silverlake Axis Ltd.	627,992	136,228
Sports Toto Bhd.	282,081	101,410
Supermax Corp. Bhd.(1)	220,554	43,214
Telekom Malaysia Bhd.	62,300	94,612
Tenaga Nasional Bhd.	30,638	93,933
Top Glove Corp. Bhd.(1)	696,800	156,358
VS Industry Bhd.	999,400	263,525
YTL Corp. Bhd.	241,391	179,537
		$ 4,564,281
Mauritius — 0.6%
Alteo Ltd.	245,799	$ 55,122
CIEL Ltd.	1,094,295	174,781
Lighthouse Properties PLC	313,039	140,603
MCB Group Ltd.	36,102	297,686
Miwa Sugar Ltd.	245,799	64,763
Phoenix Beverages Ltd.	10,244	108,224
Rogers & Co. Ltd.	188,149	129,150
SBM Holdings Ltd.	974,963	99,274
Sun Ltd., Class A	58,200	50,463
United Basalt Products	21,996	39,391
		$ 1,159,457
Mexico — 4.1%
Alfa SAB de CV, Series A(2)	175,472	$ 100,399
Alsea SAB de CV	58,800	176,801
America Movil SAB de CV, Series B	1,395,405	1,166,146
Arca Continental SAB de CV(2)	9,480	93,406
Bolsa Mexicana de Valores SAB de CV	46,975	73,119
Cemex SAB de CV, Series CPO	663,339	425,824
Coca-Cola Femsa SAB de CV(2)	15,795	142,715
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	285,388
El Puerto de Liverpool SAB de CV, Class C1	24,080	170,567
FIBRA Macquarie Mexico(4)	109,968	185,631
Fibra Uno Administracion SA de CV	263,790	335,560
Fomento Economico Mexicano SAB de CV, Series UBD	42,256	466,152

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Genomma Lab Internacional SAB de CV, Class B(2)	76,500	$ 78,631
Gruma SAB de CV, Class B(2)	5,355	100,486
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	183,001
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	23,687	379,353
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,230	277,207
Grupo Bimbo SAB de CV, Series A(2)	31,645	111,406
Grupo Carso SAB de CV, Series A1(2)	28,800	186,579
Grupo Elektra SAB de CV(2)(3)	2,213	112,242
Grupo Financiero Banorte SAB de CV, Class O	36,700	275,600
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	204,282
Grupo Mexico SAB de CV, Series B	117,779	662,384
Grupo Televisa SAB ADR	35,500	77,390
Industrias Penoles SAB de CV(1)(2)	9,580	140,016
Kimberly-Clark de Mexico SAB de CV, Class A	47,400	84,466
Orbia Advance Corp. SAB de CV	49,699	64,154
Promotora y Operadora de Infraestructura SAB de CV	12,415	115,947
Ternium SA ADR	3,000	104,040
TF Administradora Industrial S de Real de CV	127,200	272,615
Vista Energy SAB de CV ADR(1)	5,600	252,336
Wal-Mart de Mexico SAB de CV	100,580	334,709
		$ 7,638,552
Morocco — 0.7%
Attijariwafa Bank	2,768	$ 154,865
Bank of Africa	3,016	59,760
Banque Centrale Populaire	2,948	91,765
Co. Sucrerie Marocaine et de Raffinage	5,010	96,299
Itissalat Al-Maghrib	23,401	213,684
Label Vie	228	104,642
LafargeHolcim Maroc SA	940	185,515
Societe d'Exploitation des Ports	4,496	169,765
TAQA Morocco SA	415	56,475
TotalEnergies Marketing Maroc SA	466	67,813
		$ 1,200,583
Nigeria — 0.2%
Dangote Cement PLC	911,519	$ 335,893
		$ 335,893
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 217,716
National Bank of Oman SAOG	149,081	102,964
Oman Cement Co. SAOG	72,148	74,289
Oman Flour Mills Co. SAOG	40,801	51,436
Oman Telecommunications Co. SAOG	83,628	217,378
Omani Qatari Telecommunications Co. SAOG	140,637	104,529
Security	Shares	Value
Oman (continued)
Ominvest SAOG	57,161	$ 50,506
OQ Gas Networks SAOC	173,800	63,686
Renaissance Services SAOG	46,857	45,352
Sembcorp Salalah Power & Water Co. SAOG	410,180	110,994
Sohar International Bank SAOG	256,089	89,877
		$ 1,128,727
Pakistan — 0.6%
Engro Corp. Ltd.	42,010	$ 49,877
Fauji Fertilizer Co. Ltd.	101,890	66,224
Habib Bank Ltd.	80,318	37,665
Hub Power Co. Ltd.	173,453	91,766
IBEX Holdings Ltd.(1)	3,200	55,808
Lucky Cement Ltd.	20,831	65,253
Mari Petroleum Co. Ltd.	10,863	103,389
MCB Bank Ltd.	61,976	50,543
Meezan Bank Ltd.	37,700	32,237
Millat Tractors Ltd.	24,000	54,439
Nishat Mills Ltd.	110,771	25,876
Oil & Gas Development Co. Ltd.	216,000	100,036
Pakistan Oilfields Ltd.	43,734	87,707
Pakistan Petroleum Ltd.	176,971	70,847
Pakistan State Oil Co. Ltd.	94,345	54,032
Searle Co. Ltd.(1)	96,770	20,140
Systems Ltd.	85,000	127,214
United Bank Ltd.	41,168	38,274
		$ 1,131,327
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	7,900	$ 255,407
Copa Holdings SA, Class A	2,134	189,392
		$ 444,799
Peru — 1.2%
Alicorp SAA(1)	39,037	$ 69,454
Cia de Minas Buenaventura SAA ADR	24,350	377,425
Credicorp Ltd.	4,300	733,752
Ferreycorp SAA	125,476	102,055
Southern Copper Corp.(2)	8,581	914,821
		$ 2,197,507
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	59,700	$ 36,257
Aboitiz Power Corp.	133,700	75,743
Ayala Corp.	6,835	68,752
Ayala Land, Inc.	86,531	43,810

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Ayala Land, Inc. GDR, PFC Shares(3)	3,951,800	$ 0
Bank of the Philippine Islands	32,774	68,139
BDO Unibank, Inc.	43,932	103,341
Bloomberry Resorts Corp.(1)	250,900	35,563
D&L Industries, Inc.	493,300	50,245
Emperador, Inc.	380,500	121,061
First Gen Corp.	165,322	49,036
Globe Telecom, Inc.	2,461	90,774
GT Capital Holdings, Inc.	4,440	44,912
International Container Terminal Services, Inc.	21,950	134,020
JG Summit Holdings, Inc.	122,158	58,215
Jollibee Foods Corp.	26,326	103,892
Manila Electric Co.	10,790	72,076
Manila Water Co., Inc.	295,100	137,114
Megaworld Corp.	1,361,400	42,245
PLDT, Inc.	7,100	184,356
Puregold Price Club, Inc.	337,403	152,157
Semirara Mining & Power Corp.	86,520	49,602
SM Investments Corp.	9,901	154,312
SM Prime Holdings, Inc.	178,329	88,111
Universal Robina Corp.	50,455	102,955
Wilcon Depot, Inc.	170,900	51,248
		$ 2,117,936
Poland — 2.5%
Allegro.eu SA(1)(4)	33,900	$ 311,406
Asseco Poland SA	7,876	166,934
Bank Polska Kasa Opieki SA	5,843	236,706
Budimex SA	2,710	436,123
CD Projekt SA(2)	7,200	289,019
Cyfrowy Polsat SA(1)(2)	41,244	134,927
Eurocash SA(1)	100,652	297,272
Grupa Azoty SA(1)(2)	9,267	42,200
Grupa Kety SA	575	119,277
KGHM Polska Miedz SA	9,958	342,327
LPP SA	83	318,218
mBank SA(1)	735	115,546
Neuca SA	262	53,797
Orange Polska SA	75,376	151,023
ORLEN SA	41,032	669,070
PGE Polska Grupa Energetyczna SA(1)	51,434	94,699
Powszechna Kasa Oszczednosci Bank Polski SA	24,715	367,300
Powszechny Zaklad Ubezpieczen SA	23,135	283,314
Santander Bank Polska SA	762	100,415
Tauron Polska Energia SA(1)	129,348	123,944
		$ 4,653,517
Security	Shares	Value
Qatar — 1.2%
Aamal Co.(1)	230,000	$ 50,110
Al Meera Consumer Goods Co. QSC	26,954	108,188
Barwa Real Estate Co.	143,634	109,418
Commercial Bank PSQC	49,707	56,954
Gulf International Services QSC	201,811	191,110
Industries Qatar QSC	98,345	353,287
Masraf Al Rayan QSC	147,361	94,103
Medicare Group	45,960	52,014
Ooredoo QPSC	39,870	114,227
Qatar Aluminum Manufacturing Co.	204,257	72,805
Qatar Electricity & Water Co. QSC	44,621	188,150
Qatar Gas Transport Co. Ltd.	228,433	282,205
Qatar Islamic Bank QPSC	27,137	146,462
Qatar National Bank QPSC	68,885	288,400
United Development Co. QSC	156,214	47,136
Vodafone Qatar QSC	215,393	99,770
		$ 2,254,339
Romania — 0.7%
Banca Transilvania SA	34,021	$ 214,627
BRD-Groupe Societe Generale SA	27,477	132,038
MED Life SA(1)	112,800	142,357
OMV Petrom SA	2,113,597	363,109
Societatea Nationala de Gaze Naturale ROMGAZ SA	220,460	284,682
Societatea Nationala Nuclearelectrica SA	9,700	99,143
		$ 1,235,956
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(3)	177,900	0
Detsky Mir PJSC(1)(3)(4)	105,940	0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(3)	338,700	0
Inter RAO UES PJSC(3)	6,829,769	0
Magnit PJSC(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(3)	5	0
Mobile TeleSystems PJSC(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(3)	47,890	0
Novatek PJSC(3)	23,410	0
OGK-2 PJSC(1)(3)	12,211,000	0
PhosAgro PJSC(3)	2,547	0
PhosAgro PJSC GDR(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	20,850	0

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
Rostelecom PJSC(3)	107,057	$ 0
RusHydro PJSC(1)(3)	16,550,080	0
Sberbank of Russia PJSC(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(3)	453,878	0
Surgutneftegas PJSC, PFC Shares(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
		$ 0
Saudi Arabia — 4.6%
Abdullah Al Othaim Markets Co.	23,030	$ 71,860
Advanced Petrochemical Co.(1)	4,088	43,563
Al Hammadi Holding	8,581	107,331
Al Rajhi Bank	13,800	314,651
Alandalus Property Co.	10,258	66,032
Aldrees Petroleum and Transport Services Co.	2,362	71,025
Almarai Co. JSC	15,297	246,370
Arabian Centres Co.(4)	26,197	139,558
Arriyadh Development Co.	9,090	57,846
Astra Industrial Group	3,516	149,690
Banque Saudi Fransi	11,191	110,361
Catrion Catering Holding Co.	3,323	102,766
Dallah Healthcare Co.	3,734	164,687
Dar Al Arkan Real Estate Development Co.(1)	39,620	143,051
Dr. Sulaiman Al Habib Medical Services Group Co.	8,770	673,333
Elm Co.	1,185	288,992
Emaar Economic City(1)	31,068	59,628
Etihad Etisalat Co.	18,320	254,471
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	34,587
Herfy Food Services Co.(1)	4,801	34,036
Jarir Marketing Co.	70,160	242,881
Leejam Sports Co. JSC	1,692	90,145
Maharah Human Resources Co.	37,080	70,445
Mobile Telecommunications Co. Saudi Arabia	27,145	78,764
Mouwasat Medical Services Co.	12,078	388,627
National Gas & Industrialization Co.	7,147	202,862
National Medical Care Co.	1,900	104,725
Riyad Bank	16,422	120,133
SABIC Agri-Nutrients Co.	2,468	77,442
Sahara International Petrochemical Co.	6,353	48,344
Saudi Arabian Mining Co.(1)	12,078	138,683
Saudi Arabian Oil Co.(4)	103,252	759,607
Saudi Awwal Bank	4,956	51,856
Saudi Basic Industries Corp.	9,127	191,664
Saudi Ceramic Co.(1)	10,566	79,834
Saudi Chemical Co. Holding	71,250	214,561
Security	Shares	Value
Saudi Arabia (continued)
Saudi Electricity Co.	97,768	$ 445,462
Saudi Ground Services Co.(1)	9,867	134,654
Saudi Industrial Investment Group	10,164	55,338
Saudi Kayan Petrochemical Co.(1)	11,609	25,243
Saudi National Bank	20,920	211,383
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	74,792
Saudi Public Transport Co.(1)	16,000	78,791
Saudi Telecom Co.	52,115	535,321
Saudia Dairy & Foodstuff Co.	1,526	139,689
Savola Group(1)	26,583	323,361
Seera Group Holding(1)	22,676	149,932
United Electronics Co.	6,923	169,554
United International Transportation Co.	3,246	77,384
Yanbu National Petrochemical Co.	5,300	57,144
		$ 8,472,459
Slovenia — 0.7%
Cinkarna Celje DD	1,370	$ 35,266
Krka DD Novo mesto	4,884	737,025
Luka Koper	1,400	61,741
Petrol DD Ljubljana	3,820	123,955
Pozavarovalnica Sava DD	3,525	145,763
Telekom Slovenije DD	659	54,914
Zavarovalnica Triglav DD	1,406	56,308
		$ 1,214,972
South Africa — 5.4%
Anglo American Platinum Ltd.	1,244	$ 48,286
Anglogold Ashanti PLC	9,504	273,673
Aspen Pharmacare Holdings Ltd.	54,491	753,316
AVI Ltd.	13,138	70,553
Barloworld Ltd.	41,807	213,431
Bid Corp. Ltd.	13,100	326,360
Bidvest Group Ltd.	48,342	726,540
Capitec Bank Holdings Ltd.	1,232	192,138
Clicks Group Ltd.	13,500	262,745
DataTec Ltd.	72,300	141,853
Discovery Ltd.	12,290	96,485
Equites Property Fund Ltd.	104,000	74,720
Exxaro Resources Ltd.	51,110	547,598
FirstRand Ltd.	77,535	348,397
Fortress Real Estate Investments Ltd., Class B	175,418	164,821
Foschini Group Ltd.	12,308	90,935
Gold Fields Ltd.	15,697	273,279
Growthpoint Properties Ltd.	255,900	173,446

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Harmony Gold Mining Co. Ltd.	18,553	$ 181,923
Hyprop Investments Ltd.	31,700	56,181
Impala Platinum Holdings Ltd.	18,462	94,843
Kumba Iron Ore Ltd.	2,760	60,281
Life Healthcare Group Holdings Ltd.	258,186	189,144
Mr. Price Group Ltd.	12,155	144,550
MTN Group Ltd.	103,700	449,969
MultiChoice Group(1)	20,757	124,562
Naspers Ltd., Class N	6,607	1,278,430
NEPI Rockcastle NV	38,480	289,855
Netcare Ltd.	149,337	106,826
Pick n Pay Stores Ltd.(1)(2)	14,362	18,326
Redefine Properties Ltd.	579,291	135,398
Resilient REIT Ltd.	48,463	133,904
Reunert Ltd.	55,746	219,894
Sanlam Ltd.	28,912	129,527
Sasol Ltd.	10,993	89,140
Shoprite Holdings Ltd.	21,115	353,839
Sibanye Stillwater Ltd.	48,312	55,167
SPAR Group Ltd.(1)(2)	14,831	102,281
Standard Bank Group Ltd.	16,101	196,241
Telkom SA SOC Ltd.(1)	33,018	42,850
Thungela Resources Ltd.	2,700	17,911
Tiger Brands Ltd.	10,940	134,094
Vodacom Group Ltd.	50,500	283,944
Wilson Bayly Holmes-Ovcon Ltd.	19,623	193,541
Woolworths Holdings Ltd.	46,024	152,238
Zeda Ltd.	41,807	28,744
		$ 10,042,179
South Korea — 4.9%
Alteogen, Inc.(1)	757	$ 174,550
Amorepacific Corp.	852	113,242
AMOREPACIFIC Group	2,180	49,605
BGF Retail Co. Ltd.	520	39,276
Celltrion Pharm, Inc.(1)	1,417	104,121
Celltrion, Inc.	4,920	736,507
CJ CheilJedang Corp.	423	119,438
CJ Logistics Corp.	566	40,821
Coway Co. Ltd.	2,548	116,571
Daewoo Industrial Development Co. Ltd.(1)	3,657	0
DL E&C Co. Ltd.	1,924	49,488
E-MART, Inc.	1,232	54,315
GS Holdings Corp.	1,569	56,169
Hankook Tire & Technology Co. Ltd.	1,479	48,298
Hanmi Pharm Co. Ltd.	352	74,387
Security	Shares	Value
South Korea (continued)
Hanwha Solutions Corp.	3,687	$ 67,001
HD Hyundai Co. Ltd.	1,210	74,150
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	993	150,634
HLB, Inc.(1)	1,969	116,949
Hugel, Inc.(1)	653	116,930
HYBE Co. Ltd.	500	64,317
Hyundai Department Store Co. Ltd.	1,615	55,487
Hyundai Engineering & Construction Co. Ltd.	2,645	64,625
Hyundai Glovis Co. Ltd.	1,516	134,936
Hyundai Mobis Co. Ltd.	792	128,138
Hyundai Motor Co.	1,500	273,375
Hyundai Steel Co.	3,449	69,788
Kakao Corp.	5,676	163,112
Kangwon Land, Inc.	5,706	60,162
KB Financial Group, Inc.	3,231	208,871
Kia Corp.	3,041	249,534
Korea Electric Power Corp.	4,640	66,962
Korea Zinc Co. Ltd.	283	100,337
Krafton, Inc.(1)	763	164,517
KT&G Corp.	3,552	242,146
Kumho Petrochemical Co. Ltd.	743	75,364
LG Chem Ltd.	652	146,624
LG Corp.	1,914	122,060
LG Electronics, Inc.	909	69,221
LG H&H Co. Ltd.	461	118,594
LG Uplus Corp.	7,151	52,303
Medytox, Inc.	351	44,299
Mezzion Pharma Co. Ltd.(1)	1,597	37,801
NAVER Corp.	2,921	372,551
NCSoft Corp.	372	47,734
Orion Corp. of Republic of Korea	1,268	81,255
POSCO Holdings, Inc.	619	160,074
S-1 Corp.	1,533	63,213
Samsung Biologics Co. Ltd.(1)(4)	429	294,333
Samsung C&T Corp.	554	63,102
Samsung Electro-Mechanics Co. Ltd.	443	51,788
Samsung Electronics Co. Ltd.	29,314	1,807,566
Samsung SDI Co. Ltd.	523	122,973
Samsung SDS Co. Ltd.	570	61,680
Shinhan Financial Group Co. Ltd.	1,769	77,802
SK Hynix, Inc.	3,240	464,692
SK Innovation Co. Ltd.(1)	1,810	138,024
SK, Inc.	563	61,749
S-Oil Corp.	2,051	101,179

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Yuhan Corp.	2,343	$ 161,432
Zyle Motors Corp.(1)(3)	5,113	0
		$ 9,146,172
Sri Lanka — 0.5%
Aitken Spence PLC(1)	109,000	$ 44,872
Ceylon Tobacco Co. PLC	24,480	99,647
Chevron Lubricants Lanka PLC	149,215	59,898
Commercial Bank of Ceylon PLC	279,708	85,361
Dialog Axiata PLC	1,107,719	34,418
Hatton National Bank PLC	123,656	77,523
John Keells Holdings PLC	378,187	213,971
Lanka IOC PLC	179,858	69,012
Melstacorp PLC	596,058	157,971
Sampath Bank PLC	293,638	72,855
Teejay Lanka PLC	460,029	60,834
		$ 976,362
Taiwan — 8.1%
Accton Technology Corp.	3,000	$ 47,026
Acer, Inc.	119,519	161,323
Advantech Co. Ltd.	9,565	101,739
Airtac International Group	4,178	107,097
ASE Technology Holding Co. Ltd.	23,561	109,962
Asia Cement Corp.	51,000	64,431
Asustek Computer, Inc.	7,325	102,723
AUO Corp.	150,269	82,047
Catcher Technology Co. Ltd.	12,183	79,357
Cathay Financial Holding Co. Ltd.	71,295	136,517
Center Laboratories, Inc.	133,088	203,169
Chailease Holding Co. Ltd.	13,109	61,155
Cheng Shin Rubber Industry Co. Ltd.	110,672	163,070
China Airlines Ltd.	124,000	87,228
China Motor Corp.	14,926	44,812
China Steel Corp.	223,734	158,353
Chong Hong Construction Co. Ltd.	15,000	62,570
Chunghwa Telecom Co. Ltd.	139,746	517,827
CTBC Financial Holding Co. Ltd.	134,275	145,744
Delta Electronics, Inc.	12,151	156,065
Eclat Textile Co. Ltd.	7,159	116,272
EVA Airways Corp.	81,861	86,275
Evergreen International Storage & Transport Corp.	93,000	87,829
Evergreen Marine Corp. Taiwan Ltd.	34,576	179,585
Far Eastern Department Stores Ltd.	70,990	66,206
Far Eastern New Century Corp.	139,695	145,322
Far EasTone Telecommunications Co. Ltd.	73,084	192,526
Security	Shares	Value
Taiwan (continued)
Feng Hsin Steel Co. Ltd.	32,260	$ 78,077
Feng TAY Enterprise Co. Ltd.	20,160	86,349
Formosa Chemicals & Fibre Corp.	108,014	164,458
Formosa Petrochemical Corp.	79,320	155,632
Formosa Plastics Corp.	85,183	150,418
Formosa Taffeta Co. Ltd.	98,149	66,620
Fubon Financial Holding Co. Ltd.	64,739	175,311
Giant Manufacturing Co. Ltd.	18,868	136,756
Great Wall Enterprise Co. Ltd.(1)	56,455	98,951
Highwealth Construction Corp.	62,928	123,217
Hiwin Technologies Corp.	17,069	104,975
Hon Hai Precision Industry Co. Ltd.	75,443	462,836
Hotai Motor Co. Ltd.	12,240	242,742
Huaku Development Co. Ltd.	14,300	72,788
Innolux Corp.	208,059	97,854
International Games System Co. Ltd.	16,000	366,063
Inventec Corp.	89,966	133,038
Largan Precision Co. Ltd.	795	68,974
Lien Hwa Industrial Holdings Corp.	88,576	169,071
Lite-On Technology Corp.	34,000	103,983
Makalot Industrial Co. Ltd.	13,000	178,182
MediaTek, Inc.	10,462	398,446
Medigen Vaccine Biologics Corp.(1)	20,759	29,584
Mega Financial Holding Co. Ltd.	117,392	154,795
Merida Industry Co. Ltd.	17,657	135,222
momo.com, Inc.	3,960	50,432
Nan Kang Rubber Tire Co. Ltd.(1)	95,253	153,538
Nan Ya Plastics Corp.	125,214	191,598
Nien Made Enterprise Co. Ltd.	11,000	133,595
Novatek Microelectronics Corp.	9,000	145,148
Oneness Biotech Co. Ltd.(1)	22,697	109,804
Pegatron Corp.	23,028	71,136
Polaris Group(1)	27,979	54,469
Pou Chen Corp.	151,819	167,582
President Chain Store Corp.	20,664	175,029
Quanta Computer, Inc.	12,508	106,565
Realtek Semiconductor Corp.	6,002	94,681
Ruentex Development Co. Ltd.	73,133	114,809
Ruentex Industries Ltd.	46,302	113,858
St. Shine Optical Co. Ltd.	22,000	118,394
TA Chen Stainless Pipe Co.(1)	67,872	81,051
Tainan Spinning Co. Ltd.(1)	147,822	79,635
Taiwan Fertilizer Co. Ltd.	37,000	72,812
Taiwan High Speed Rail Corp.	104,000	94,440
Taiwan Mobile Co. Ltd.	76,296	245,444
Taiwan Semiconductor Manufacturing Co. Ltd.	101,369	2,957,064

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Tatung Co. Ltd.(1)	86,000	$ 131,779
TCC Group Holdings Co. Ltd.	172,073	182,058
Teco Electric & Machinery Co. Ltd.	120,000	178,449
Tong Yang Industry Co. Ltd.	20,608	58,628
TTY Biopharm Co. Ltd.	94,096	212,487
Tung Ho Steel Enterprise Corp.	32,200	72,243
Unimicron Technology Corp.	21,000	117,021
Uni-President Enterprises Corp.	211,831	544,386
United Microelectronics Corp.	102,090	162,639
Voltronic Power Technology Corp.	4,000	227,661
Walsin Lihwa Corp.	74,000	78,083
Wei Chuan Foods Corp.	179,000	99,239
Yageo Corp.	3,163	77,132
Yang Ming Marine Transport Corp.	68,621	132,978
Yieh Phui Enterprise Co. Ltd.	90,348	41,863
		$ 15,068,302
Thailand — 5.0%
Advanced Info Service PCL(7)	63,400	$ 416,692
Airports of Thailand PCL(7)	209,700	332,756
Asset World Corp. PCL(7)	613,200	62,734
B Grimm Power PCL(7)	72,100	43,803
Bangkok Bank PCL(7)	17,300	66,513
Bangkok Chain Hospital PCL(7)	316,800	152,970
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	550,008
Bangkok Expressway & Metro PCL(7)	471,900	103,407
Bangkok Land PCL(7)	2,263,800	34,315
Banpu PCL(7)	131,633	18,361
BTS Group Holdings PCL(7)	331,100	40,029
Bumrungrad Hospital PCL(7)	65,400	451,551
Carabao Group PCL(7)	27,500	51,028
Central Pattana PCL(7)	81,600	126,682
Central Retail Corp. PCL(7)	154,166	137,574
Charoen Pokphand Foods PCL(1)(7)	188,700	127,160
Chularat Hospital PCL(7)	1,881,100	126,634
CP ALL PCL(7)	183,700	300,562
CP Axtra PCL(7)	85,100	72,924
CPN Retail Growth Leasehold REIT(7)	146,500	44,441
Delta Electronics Thailand PCL(7)	629,400	1,812,544
Electricity Generating PCL(7)	12,700	34,973
Energy Absolute PCL(7)	126,000	12,780
Global Power Synergy PCL, Class F(7)	43,300	48,479
Gulf Energy Development PCL(7)	266,100	357,220
Hana Microelectronics PCL(7)	140,900	184,775
Home Product Center PCL(7)	409,255	104,667
Indorama Ventures PCL(7)	172,600	93,680
Security	Shares	Value
Thailand (continued)
Intouch Holdings PCL(7)	42,800	$ 98,895
Jasmine International PCL(7)	634,000	49,474
Jaymart Group Holdings PCL(1)(7)	164,100	55,473
Kasikornbank PCL(7)	32,000	118,204
KCE Electronics PCL(7)	152,800	191,929
Land & Houses PCL(7)	489,100	78,943
Mega Lifesciences PCL(7)	111,800	114,632
Minor International PCL(7)	159,544	130,005
PTG Energy PCL(7)	277,800	61,660
PTT Exploration & Production PCL(7)	81,298	334,269
PTT Global Chemical PCL(7)	131,900	101,037
PTT Oil & Retail Business PCL(7)	223,900	99,375
PTT PCL(7)	462,500	415,107
Samart Corp. PCL(1)(7)	297,700	52,230
SCB X PCL(7)	45,300	130,948
SCG Packaging PCL(7)	137,600	109,457
Siam Cement PCL(7)	20,500	127,249
Siam City Cement PCL(7)	23,983	91,161
Siam Global House PCL(7)	116,917	50,599
Sino-Thai Engineering & Construction PCL(7)	251,357	67,096
Sri Trang Agro-Industry PCL(7)	89,600	49,852
Thai Beverage PCL(2)(7)	371,300	140,213
Thai Oil PCL(7)	63,600	90,060
True Corp. PCL(1)(7)	1,343,814	349,946
VGI PCL(1)(7)	729,400	33,410
WHA Corp. PCL(7)	1,020,100	150,394
		$ 9,200,880
Tunisia — 0.4%
Banque de Tunisie	38,193	$ 63,308
Banque Internationale Arabe de Tunisie	2,758	89,434
Banque Nationale Agricole	24,362	65,282
Carthage Cement(1)	150,032	95,554
Euro Cycles SA(1)	8,418	31,608
Poulina Group	32,719	91,568
Societe D'Articles Hygieniques SA	16,810	50,305
Societe Frigorifique et Brasserie de Tunis SA	57,148	226,170
Telnet Holding	12,212	21,684
		$ 734,913
Turkey — 4.8%
AG Anadolu Grubu Holding AS	6,200	$ 79,814
Akbank TAS	87,196	162,868
Aksa Akrilik Kimya Sanayii AS	399,624	122,255
Aksa Enerji Uretim AS	121,924	152,063
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,780	175,685

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Arcelik AS	40,551	$ 205,775
Aselsan Elektronik Sanayi Ve Ticaret AS	88,312	166,783
Aygaz AS	40,310	208,785
Bera Holding AS	62,496	32,159
BIM Birlesik Magazalar AS	30,152	569,804
Can2 Termik AS(1)	873,025	47,692
Coca-Cola Icecek AS	5,200	132,864
Dogan Sirketler Grubu Holding AS	178,300	90,350
EGE Endustri VE Ticaret AS	380	140,249
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	937,230	327,882
Enerjisa Enerji AS(4)	130,603	266,369
Enka Insaat ve Sanayi AS	114,918	161,735
Eregli Demir ve Celik Fabrikalari TAS	124,114	210,008
Fenerbahce Futbol AS(1)	17,500	73,978
Ford Otomotiv Sanayi AS	9,441	283,482
Gubre Fabrikalari TAS(1)	7,200	35,304
Haci Omer Sabanci Holding AS	44,727	134,194
Hektas Ticaret TAS(1)	116,874	42,723
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	57,613
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	108,744
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	88,701
KOC Holding AS	35,594	231,192
Koza Altin Isletmeleri AS(1)	105,052	73,531
Logo Yazilim Sanayi Ve Ticaret AS	49,980	169,202
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	28,520	97,073
Migros Ticaret AS	6,379	101,641
MLP Saglik Hizmetleri AS(1)(4)	37,219	413,080
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	89,932
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	116,838	56,620
Petkim Petrokimya Holding AS(1)	175,096	127,648
Sasa Polyester Sanayi AS(1)	98,600	138,251
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	149,304
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	511,180	104,403
Sok Marketler Ticaret AS	51,800	93,561
Tofas Turk Otomobil Fabrikasi AS	18,438	155,948
Turk Hava Yollari AO(1)	22,374	195,344
Turk Telekomunikasyon AS(1)	174,514	269,337
Turkcell Iletisim Hizmetleri AS	257,389	821,037
Turkiye Is Bankasi AS, Class C	315,539	142,748
Turkiye Petrol Rafinerileri AS	226,403	1,116,410
Turkiye Sise ve Cam Fabrikalari AS	78,410	111,366
Ulker Biskuvi Sanayi AS(1)	16,690	84,536
Yapi ve Kredi Bankasi AS	133,100	121,239
		$ 8,941,282
Security	Shares	Value
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	88,644	$ 214,776
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	420,692
ADNOC Drilling Co. PJSC	407,000	487,754
Adnoc Gas PLC	75,600	64,245
Agthia Group PJSC	56,748	110,704
Air Arabia PJSC	212,497	152,243
Aldar Properties PJSC	44,073	88,693
Apex Investment Co. PSC(1)	127,200	58,759
Borouge PLC	162,000	107,647
Dana Gas PJSC(1)	421,411	78,581
Dubai Electricity & Water Authority PJSC	861,560	558,338
Dubai Investments PJSC	212,181	117,750
Dubai Islamic Bank PJSC	109,508	174,472
Emaar Development PJSC	104,800	242,392
Emaar Properties PJSC	164,638	386,811
Emirates Telecommunications Group Co. PJSC	111,500	497,221
Fertiglobe PLC	170,700	115,263
First Abu Dhabi Bank PJSC	66,119	234,961
Multiply Group PJSC(1)	159,900	100,156
Network International Holdings PLC(1)(4)	31,200	157,280
Q Holding PJSC(1)	107,300	90,862
		$ 4,459,600
Vietnam — 2.3%
Bank for Foreign Trade of Vietnam JSC(1)	144,967	$ 512,412
Bao Viet Holdings	28,030	48,429
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC(1)	158,500	143,493
Gemadept Corp.	41,900	133,094
Hoa Phat Group JSC(1)	777,245	839,308
Hoa Sen Group	110,622	95,808
KIDO Group Corp.	33,828	78,130
Kinh Bac City Development Holding Corp.(1)	38,613	41,878
Masan Group Corp.(1)	103,896	305,514
Novaland Investment Group Corp.(1)	94,187	44,313
PetroVietnam Drilling & Well Services JSC(1)	109,672	120,395
Petrovietnam Fertilizer & Chemicals JSC	64,000	89,691
PetroVietnam Gas JSC	35,928	113,783
PetroVietnam Power Corp.(1)	169,700	90,455
PetroVietnam Technical Services Corp.	27,400	44,036
Phat Dat Real Estate Development Corp.(1)	34,632	26,138
Phu Nhuan Jewelry JSC	4	17
Saigon Beer Alcohol Beverage Corp.	29,220	64,153
Thaiholdings JSC(1)	48,620	67,945
Vietjet Aviation JSC(1)	109,066	458,120
Vietnam Construction and Import-Export JSC(1)	84,022	60,393

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vietnam Dairy Products JSC	92,092	$ 261,206
Vincom Retail JSC(1)	132,380	97,687
Vingroup JSC(1)	156,347	262,228
Vinh Hoan Corp.	28,080	79,366
Vinhomes JSC(1)(4)	101,620	147,892
		$ 4,225,884
Total Common Stocks (identified cost $137,785,219)		$184,934,035

Rights — 0.0%(8)
Security	Shares	Value
India — 0.0%(8)
Tata Consumer Products Ltd., Exp. 8/19/24(1)	284	$ 1,263
		$ 1,263
Morocco — 0.0%(8)
Bank of Africa, Exp. 10/7/24(1)	48	$ 16
		$ 16
Sri Lanka — 0.0%(8)
Commercial Bank of Ceylon PLC, Exp. 8/9/24(1)	55,942	$ 1,387
		$ 1,387
Total Rights (identified cost $0)		$ 2,666

Short-Term Investments — 0.6%
Affiliated Fund — 0.0%(8)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(9)	14,031	$ 14,031
Total Affiliated Fund (identified cost $14,031)		$ 14,031

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(10)	1,008,010	$ 1,008,010
Total Securities Lending Collateral (identified cost $1,008,010)		$ 1,008,010
Total Short-Term Investments (identified cost $1,022,041)		$ 1,022,041

Total Investments — 100.5% (identified cost $138,807,260)	$185,958,742
Other Assets, Less Liabilities — (0.5)%	$ (866,158)
Net Assets — 100.0%	$185,092,584
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2024. The aggregate market value of securities on loan at July 31, 2024 was $5,529,544.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $5,034,049 or 2.7% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $1,087,425 or 0.6% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	Amount is less than 0.05%.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.2%	$22,574,667
Industrials	10.7	19,909,318
Information Technology	10.2	18,911,561
Consumer Staples	9.6	17,714,952
Consumer Discretionary	9.5	17,672,091
Energy	9.5	17,554,956
Communication Services	9.1	16,802,372
Materials	8.9	16,512,015
Health Care	8.8	16,233,606
Utilities	6.3	11,583,267
Real Estate	5.1	9,467,896
Short-Term Investments	0.6	1,022,041
Total Investments	100.5%	$185,958,742
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited)

July 31, 2024
Assets
Unaffiliated investments, at value (identified cost $138,793,229) — including $5,529,544 of securities on loan	$185,944,711
Affiliated investments, at value (identified cost $14,031)	14,031
Cash	124
Foreign currency, at value (identified cost $890,957)	890,819
Interest and dividends receivable	563,994
Dividends receivable from affiliated investments	58
Receivable for investments sold	13,624
Receivable for Fund shares sold	62,095
Securities lending income receivable	8,142
Tax reclaims receivable	87,798
Receivable from affiliates	45,406
Trustees' deferred compensation plan	196,925
Total assets	$187,827,727
Liabilities
Collateral for securities loaned	$1,008,010
Payable for Fund shares redeemed	84,789
Payable to affiliates:
Investment adviser fee	135,261
Administration fee	23,870
Distribution and service fees	4,850
Trustees' deferred compensation plan	196,925
Accrued foreign capital gains taxes	965,820
Payable for custodian fee	147,050
Accrued expenses	168,568
Total liabilities	$2,735,143
Net Assets	$185,092,584
Sources of Net Assets
Paid-in capital	$410,552,183
Accumulated loss	(225,459,599)
Net Assets	$185,092,584
Class A Shares
Net Assets	$22,336,358
Shares Outstanding	1,543,185
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.47
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.27
Class C Shares
Net Assets	$84,290
Shares Outstanding	5,887
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.32
Class I Shares
Net Assets	$159,119,218
Shares Outstanding	10,989,175
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.48

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2024
Class R6 Shares
Net Assets	$3,552,718
Shares Outstanding	245,458
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.47
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $503,649)	$4,653,006
Dividend income from affiliated investments	6,564
Securities lending income, net	46,778
Total investment income	$4,706,348
Expenses
Investment adviser fee	$798,961
Administration fee	140,993
Distribution and service fees:
Class A	28,394
Class C	513
Trustees’ fees and expenses	6,051
Custodian fee	165,557
Transfer and dividend disbursing agent fees	85,546
Legal and accounting services	97,404
Printing and postage	16,643
Registration fees	35,651
Miscellaneous	7,561
Total expenses	$1,383,274
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$183,456
Total expense reductions	$183,456
Net expenses	$1,199,818
Net investment income	$3,506,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $253,916)	$1,833,912
Foreign currency transactions	(113,589)
Net realized gain	$1,720,323
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $86,708)	$11,235,017
Foreign currency	73,214
Net change in unrealized appreciation (depreciation)	$11,308,231
Net realized and unrealized gain	$13,028,554
Net increase in net assets from operations	$16,535,084

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Statements of Changes in Net Assets

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,506,530	$4,522,878
Net realized gain	1,720,323	3,301,308
Net change in unrealized appreciation (depreciation)	11,308,231	(6,384,101)
Net increase in net assets from operations	$16,535,084	$1,440,085
Distributions to shareholders:
Class A	$—	$(615,132)
Class C	—	(1,589)
Class I	—	(4,770,597)
Class R6	—	(90,741)
Total distributions to shareholders	$—	$(5,478,059)
Transactions in shares of beneficial interest:
Class A	$(1,808,711)	$(2,665,015)
Class C	(42,086)	(95,457)
Class I	(11,580,417)	(20,736,460)
Class R6	305,659	1,347,517
Net decrease in net assets from Fund share transactions	$(13,125,555)	$(22,149,415)
Net increase (decrease) in net assets	$3,409,529	$(26,187,389)
Net Assets
At beginning of period	$181,683,055	$207,870,444
At end of period	$185,092,584	$181,683,055

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Financial Highlights

	Class A
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.28	$13.56	$15.11	$14.71	$13.87	$14.28
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.28	$0.34	$0.25	$0.21	$0.33
Net realized and unrealized gain (loss)	0.94	(0.19)	(1.32)	0.40	0.79(2)	(0.38)
Total income (loss) from operations	$1.19	$0.09	$(0.98)	$0.65	$1.00	$(0.05)
Less Distributions
From net investment income	$—	$(0.37)	$(0.57)	$(0.25)	$(0.16)	$(0.36)
Total distributions	$—	$(0.37)	$(0.57)	$(0.25)	$(0.16)	$(0.36)
Net asset value — End of period	$14.47	$13.28	$13.56	$15.11	$14.71	$13.87
Total Return(3)	8.96%(4)	0.60%	(6.32)%	4.41%	7.23%	(0.46)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$22,336	$22,177	$25,360	$33,428	$45,629	$136,829
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.69%(6)	1.68%	1.65%	1.58%	1.55%	1.45%
Net expenses	1.49%(6)(7)	1.59%(7)	1.65%(7)	1.58%	1.55%	1.45%
Net investment income	3.50%(6)	2.10%	2.50%	1.63%	1.74%	2.30%
Portfolio Turnover	2%(4)	5%	10%	5%	19%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.18	$13.39	$14.90	$14.47	$13.62	$14.01
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.21	$0.23	$0.13	$0.12	$0.22
Net realized and unrealized gain (loss)	0.96	(0.24)	(1.30)	0.40	0.75(2)	(0.38)
Total income (loss) from operations	$1.14	$(0.03)	$(1.07)	$0.53	$0.87	$(0.16)
Less Distributions
From net investment income	$—	$(0.18)	$(0.44)	$(0.10)	$(0.02)	$(0.23)
Total distributions	$—	$(0.18)	$(0.44)	$(0.10)	$(0.02)	$(0.23)
Net asset value — End of period	$14.32	$13.18	$13.39	$14.90	$14.47	$13.62
Total Return(3)	8.65%(4)	(0.25)%	(6.93)%	3.59%	6.42%	(1.21)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84	$116	$219	$339	$592	$4,094
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.44%(6)	2.45%	2.40%	2.33%	2.30%	2.20%
Net expenses	2.24%(6)(7)	2.36%(7)	2.40%(7)	2.33%	2.30%	2.20%
Net investment income	2.65%(6)	1.57%	1.75%	0.85%	0.96%	1.59%
Portfolio Turnover	2%(4)	5%	10%	5%	19%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.26	$13.55	$15.10	$14.71	$13.90	$14.31
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.32	$0.38	$0.30	$0.21	$0.37
Net realized and unrealized gain (loss)	0.96	(0.20)	(1.33)	0.38	0.83(2)	(0.38)
Total income (loss) from operations	$1.22	$0.12	$(0.95)	$0.68	$1.04	$(0.01)
Less Distributions
From net investment income	$—	$(0.41)	$(0.60)	$(0.29)	$(0.23)	$(0.40)
Total distributions	$—	$(0.41)	$(0.60)	$(0.29)	$(0.23)	$(0.40)
Net asset value — End of period	$14.48	$13.26	$13.55	$15.10	$14.71	$13.90
Total Return(3)	9.20%(4)	0.78%	(6.07)%	4.64%	7.50%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$159,119	$156,416	$180,624	$265,967	$383,984	$868,666
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.44%(6)	1.43%	1.40%	1.33%	1.30%	1.20%
Net expenses	1.24%(6)(7)	1.34%(7)	1.40%(7)	1.33%	1.30%	1.20%
Net investment income	3.76%(6)	2.37%	2.79%	1.91%	1.68%	2.59%
Portfolio Turnover	2%(4)	5%	10%	5%	19%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.25	$13.54	$15.09	$14.69	$13.89	$14.30
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.33	$0.37	$0.22	$0.23	$0.38
Net realized and unrealized gain (loss)	0.95	(0.20)	(1.31)	0.49	0.81(2)	(0.38)
Total income (loss) from operations	$1.22	$0.13	$(0.94)	$0.71	$1.04	$—
Less Distributions
From net investment income	$—	$(0.42)	$(0.61)	$(0.31)	$(0.24)	$(0.41)
Total distributions	$—	$(0.42)	$(0.61)	$(0.31)	$(0.24)	$(0.41)
Net asset value — End of period	$14.47	$13.25	$13.54	$15.09	$14.69	$13.89
Total Return(3)	9.21%(4)	0.86%	(5.99)%	4.82%	7.45%	(0.13)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,553	$2,973	$1,668	$1,786	$83,963	$54,504
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.37%(6)	1.35%	1.33%	1.24%	1.21%	1.14%
Net expenses	1.17%(6)(7)	1.26%(7)	1.33%(7)	1.24%	1.21%	1.14%
Net investment income	3.86%(6)	2.47%	2.76%	1.42%	1.83%	2.67%
Portfolio Turnover	2%(4)	5%	10%	5%	19%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares effective April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

Parametric
Emerging Markets Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of July 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $268,471,744 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $268,471,744 are long-term.

Parametric
Emerging Markets Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$147,742,792
Gross unrealized appreciation	$71,569,766
Gross unrealized depreciation	(33,353,816)
Net unrealized appreciation	$38,215,950
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the six months ended July 31, 2024, the investment adviser fee amounted to $798,961 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, a wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2024, the administration fee amounted to $140,993.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2024, the investment adviser fee paid was reduced by $176 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.49%, 2.24%, 1.24% and 1.17% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, EVM and Parametric were allocated $183,280 in total of the Fund’s operating expenses for the six months ended July 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2024, EVM earned $8,699 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2024. EVD received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.

Parametric
Emerging Markets Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2024 amounted to $28,394 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2024, the Fund paid or accrued to EVD $385 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2024 amounted to $128 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $4,076,531 and $14,694,251, respectively, for the six months ended July 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2024 (Unaudited)		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	78,395	$ 1,097,517	99,066	$ 1,326,604
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	43,465	593,297
Redemptions	(205,753)	(2,906,228)	(341,824)	(4,584,916)
Net decrease	(127,358)	$(1,808,711)	(199,293)	$(2,665,015)
Class C
Issued to shareholders electing to receive payments of distributions in Fund shares	—	$ —	117	$ 1,589
Redemptions	(2,929)	(42,086)	(7,650)	(97,046)
Net decrease	(2,929)	$ (42,086)	(7,533)	$ (95,457)

Parametric
Emerging Markets Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2024 (Unaudited)		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	525,020	$ 7,387,080	1,095,475	$14,638,234
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	202,593	2,761,341
Redemptions	(1,328,280)	(18,967,497)	(2,833,889)	(38,136,035)
Net decrease	(803,260)	$(11,580,417)	(1,535,821)	$(20,736,460)
Class R6
Sales	39,235	$ 557,006	147,141	$ 1,961,956
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	5,295	72,116
Redemptions	(18,083)	(251,347)	(51,287)	(686,555)
Net increase	21,152	$ 305,659	101,149	$ 1,347,517
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2024.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,529,544 and $5,788,062, respectively. Collateral received was comprised of cash of $1,008,010 and U.S. government and/or agencies securities of $4,780,052. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Parametric
Emerging Markets Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,008,010	$ —	$ —	$ —	$1,008,010
The carrying amount of the liability for collateral for securities loaned at July 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2024.
10  Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,031, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,567	$5,767,727	$(5,760,263)	$ —	$ —	$14,031	$6,564	14,031
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 17,102,405	$ —	$ 17,102,405
Asia	3,794,137	91,777,258	59,676	95,631,071
Developed Europe	136,890	1,039,187	—	1,176,077
Emerging Europe	88,612	24,486,723	0	24,575,335
Latin America	25,987,473	—	112,242	26,099,715
Middle East	170,869	20,178,563	—	20,349,432
Total Common Stocks	$30,177,981	$154,584,136**	$171,918	$184,934,035

Parametric
Emerging Markets Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Rights	$ 1,403	$ 1,263	$ —	$ 2,666
Short-Term Investments:
Affiliated Fund	14,031	—	—	14,031
Securities Lending Collateral	1,008,010	—	—	1,008,010
Total Investments	$31,201,425	$ 154,585,399	$171,918	$185,958,742
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2024 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Parametric
Emerging Markets Fund
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1     Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
Emerging Markets Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the

Parametric
Emerging Markets Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

“Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Parametric
Emerging Markets Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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EAEMX-NCSR    7.31.24

Parametric
Volatility Risk Premium -
Defensive Fund
Semi-Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2024
Parametric
Volatility Risk Premium - Defensive Fund

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 49.7%
Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co.(1)	13,088	$ 2,494,573
Huntington Ingalls Industries, Inc.	4,961	1,388,981
L3Harris Technologies, Inc.	7,700	1,747,053
RTX Corp.	27,037	3,176,577
		$ 8,807,184
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	6,721	$ 838,915
		$ 838,915
Automobile Components — 0.0%(2)
Phinia, Inc.	2,206	$ 98,608
		$ 98,608
Automobiles — 0.8%
Tesla, Inc.(1)	36,971	$ 8,579,860
		$ 8,579,860
Banks — 1.8%
Bank of America Corp.	104,463	$ 4,210,903
Fifth Third Bancorp	30,206	1,278,922
Huntington Bancshares, Inc.	106,477	1,591,831
JPMorgan Chase & Co.	37,345	7,947,016
Regions Financial Corp.	61,283	1,370,901
Wells Fargo & Co.	39,747	2,358,587
		$ 18,758,160
Beverages — 0.7%
Coca-Cola Co.	57,087	$ 3,809,986
PepsiCo, Inc.	22,217	3,836,210
		$ 7,646,196
Biotechnology — 0.7%
AbbVie, Inc.	25,007	$ 4,634,297
Amgen, Inc.	8,146	2,708,301
		$ 7,342,598
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	98,891	$ 18,490,639
Kohl's Corp.	17,271	374,090
		$ 18,864,729
Security	Shares	Value
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,432,924
Carrier Global Corp.	20,581	1,401,772
		$ 2,834,696
Capital Markets — 1.2%
Ameriprise Financial, Inc.	4,371	$ 1,879,836
Cboe Global Markets, Inc.	7,976	1,463,676
CME Group, Inc.	2,074	401,755
Franklin Resources, Inc.	42,512	972,249
Invesco Ltd.	84,753	1,462,837
Nasdaq, Inc.	24,914	1,686,180
S&P Global, Inc.	5,870	2,845,365
State Street Corp.	17,118	1,454,516
		$ 12,166,414
Chemicals — 0.7%
Albemarle Corp.(3)	3,328	$ 311,734
CF Industries Holdings, Inc.	10,887	831,658
Linde PLC	8,502	3,855,657
Sherwin-Williams Co.	6,320	2,217,056
		$ 7,216,105
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,020	$ 1,752,766
		$ 1,752,766
Communications Equipment — 0.4%
Cisco Systems, Inc.	69,713	$ 3,377,595
F5, Inc.(1)	4,136	842,255
		$ 4,219,850
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 1,799,542
		$ 1,799,542
Consumer Finance — 0.3%
Discover Financial Services	12,725	$ 1,832,273
Synchrony Financial	32,515	1,651,437
		$ 3,483,710
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	6,395	$ 5,256,690
Kroger Co.	23,840	1,299,280

1
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc.(3)	23,076	$ 273,912
Walmart, Inc.	53,754	3,689,675
		$ 10,519,557
Containers & Packaging — 0.3%
Avery Dennison Corp.	5,624	$ 1,219,452
Packaging Corp. of America	5,963	1,191,825
Sealed Air Corp.	14,482	551,040
		$ 2,962,317
Distributors — 0.1%
LKQ Corp.	19,666	$ 816,139
		$ 816,139
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	78,828	$ 3,194,111
		$ 3,194,111
Electric Utilities — 0.8%
Alliant Energy Corp.	25,795	$ 1,435,750
Entergy Corp.	12,918	1,498,100
Evergy, Inc.	23,682	1,373,556
NextEra Energy, Inc.	28,871	2,205,456
NRG Energy, Inc.	18,972	1,426,125
Pinnacle West Capital Corp.(3)	8,220	703,550
		$ 8,642,537
Electrical Equipment — 0.3%
Eaton Corp. PLC	10,470	$ 3,191,151
Generac Holdings, Inc.(1)	1,614	251,268
		$ 3,442,419
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd.	11,757	$ 1,814,458
		$ 1,814,458
Entertainment — 0.6%
Netflix, Inc.(1)	5,544	$ 3,483,572
Take-Two Interactive Software, Inc.(1)	801	120,574
Walt Disney Co.	26,995	2,529,162
		$ 6,133,308
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	22,369	$ 9,808,806
Corpay, Inc.(1)	5,211	1,520,674
Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A	11,834	$ 5,487,544
Visa, Inc., Class A	22,737	6,040,539
		$ 22,857,563
Food Products — 0.3%
Campbell Soup Co.	16,535	$ 774,830
Conagra Brands, Inc.	36,334	1,101,647
McCormick & Co., Inc., Non Voting Shares	10,130	780,111
		$ 2,656,588
Ground Transportation — 0.4%
J.B. Hunt Transport Services, Inc.	8,175	$ 1,415,501
Union Pacific Corp.	10,615	2,619,039
		$ 4,034,540
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	21,873	$ 2,317,226
Boston Scientific Corp.(1)	32,535	2,403,686
Cooper Cos., Inc.(1)	12,104	1,129,666
IDEXX Laboratories, Inc.(1)	3,057	1,455,499
Insulet Corp.(1)	7,139	1,387,465
Intuitive Surgical, Inc.(1)	7,071	3,143,837
Medtronic PLC	21,995	1,766,638
		$ 13,604,017
Health Care Providers & Services — 1.3%
Cencora, Inc.	7,142	$ 1,698,939
DaVita, Inc.(1)	9,302	1,270,839
Molina Healthcare, Inc.(1)	3,627	1,237,786
Quest Diagnostics, Inc.	10,183	1,449,041
UnitedHealth Group, Inc.	12,546	7,228,504
		$ 12,885,109
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	8,953	$ 1,050,097
		$ 1,050,097
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.(1)	59,470	$ 990,770
Expedia Group, Inc.(1)	11,592	1,479,951
McDonald's Corp.	12,307	3,266,278
Starbucks Corp.	27,829	2,169,270
Wynn Resorts Ltd.	12,682	1,050,323
		$ 8,956,592

2
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.2%
Lennar Corp., Class A	13,510	$ 2,390,324
		$ 2,390,324
Household Products — 0.5%
Procter & Gamble Co.	32,152	$ 5,168,756
		$ 5,168,756
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	11,147	$ 883,065
		$ 883,065
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	13,016	$ 2,665,026
		$ 2,665,026
Insurance — 0.8%
Arthur J. Gallagher & Co.	7,052	$ 1,999,171
Assurant, Inc.	6,011	1,051,144
Everest Group Ltd.	2,219	871,778
Progressive Corp.	13,267	2,840,730
Unum Group	26,445	1,521,381
		$ 8,284,204
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A	69,586	$ 11,936,782
Alphabet, Inc., Class C	55,972	9,691,552
Meta Platforms, Inc., Class A	25,962	12,327,537
		$ 33,955,871
IT Services — 0.4%
Accenture PLC, Class A	10,953	$ 3,621,281
VeriSign, Inc.(1)	539	100,798
		$ 3,722,079
Life Sciences Tools & Services — 0.9%
Danaher Corp.	9,993	$ 2,768,860
IQVIA Holdings, Inc.(1)	6,039	1,486,983
Thermo Fisher Scientific, Inc.	6,003	3,681,880
Waters Corp.(1)	3,206	1,078,114
		$ 9,015,837
Machinery — 0.6%
Flowserve Corp.	2,794	$ 141,237
PACCAR, Inc.	20,719	2,044,136
Pentair PLC	17,848	1,568,304
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	9,610	$ 1,015,008
Westinghouse Air Brake Technologies Corp.	10,792	1,739,131
		$ 6,507,816
Media — 0.3%
Comcast Corp., Class A	39,558	$ 1,632,558
Omnicom Group, Inc.	14,100	1,382,364
Paramount Global, Class B	22,916	261,701
		$ 3,276,623
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	43,625	$ 1,981,011
		$ 1,981,011
Multi-Utilities — 0.3%
CMS Energy Corp.	22,648	$ 1,467,590
WEC Energy Group, Inc.	16,366	1,408,458
		$ 2,876,048
Oil, Gas & Consumable Fuels — 1.8%
APA Corp.	26,833	$ 836,921
Chevron Corp.	18,570	2,979,928
Devon Energy Corp.	19,416	913,134
EOG Resources, Inc.	13,580	1,721,944
Exxon Mobil Corp.	57,013	6,761,172
HF Sinclair Corp.	23,402	1,204,501
Kinder Morgan, Inc.	53,031	1,120,545
Marathon Oil Corp.	53,376	1,497,197
ONEOK, Inc.	21,880	1,823,260
		$ 18,858,602
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,761	$ 704,100
		$ 704,100
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	5,907	$ 280,937
Eli Lilly & Co.	11,288	9,078,600
Johnson & Johnson	27,902	4,404,331
Merck & Co., Inc.	37,349	4,225,292
		$ 17,989,160
Professional Services — 0.6%
Jacobs Solutions, Inc.	8,461	$ 1,238,267
Paycom Software, Inc.	8,921	1,487,934

3
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Robert Half, Inc.	20,841	$ 1,337,784
Verisk Analytics, Inc.	6,550	1,714,462
		$ 5,778,447
Residential REITs — 0.4%
Equity Residential	22,413	$ 1,560,617
Mid-America Apartment Communities, Inc.	9,213	1,287,701
UDR, Inc.	34,674	1,389,387
		$ 4,237,705
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,243,717
		$ 1,243,717
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	23,972	$ 3,463,475
Broadcom, Inc.	62,590	10,056,961
Intel Corp.	50,444	1,550,649
KLA Corp.	4,203	3,459,363
NVIDIA Corp.	277,824	32,510,964
Qorvo, Inc.(1)	7,607	911,319
QUALCOMM, Inc.	18,464	3,341,061
Teradyne, Inc.	10,163	1,332,979
Texas Instruments, Inc.	15,104	3,078,346
		$ 59,705,117
Software — 5.0%
Adobe, Inc.(1)	7,262	$ 4,006,082
Crowdstrike Holdings, Inc., Class A(1)	3,368	781,241
Intuit, Inc.	5,019	3,249,050
Microsoft Corp.	83,642	34,991,631
Oracle Corp.	26,924	3,754,552
Salesforce, Inc.	15,785	4,085,158
		$ 50,867,714
Specialized REITs — 0.5%
Extra Space Storage, Inc.	8,076	$ 1,289,091
Iron Mountain, Inc.	5,457	559,670
Public Storage	4,800	1,420,416
SBA Communications Corp.	7,714	1,693,532
		$ 4,962,709
Specialty Retail — 0.9%
Bath & Body Works, Inc.	20,278	$ 745,216
CarMax, Inc.(1)	10,194	860,781
Home Depot, Inc.	13,487	4,965,374
Security	Shares	Value
Specialty Retail (continued)
Lowe's Cos., Inc.	9,801	$ 2,406,244
Ross Stores, Inc.	2,693	385,718
Victoria's Secret & Co.(1)	7,225	128,244
		$ 9,491,577
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	162,671	$ 36,125,976
Seagate Technology Holdings PLC	14,336	1,464,709
		$ 37,590,685
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	18,161	$ 1,359,532
Ralph Lauren Corp., Class A	3,952	693,932
Under Armour, Inc., Class C(1)	11,043	74,982
		$ 2,128,446
Tobacco — 0.3%
Philip Morris International, Inc.	26,735	$ 3,078,803
		$ 3,078,803
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,871	$ 1,827,611
		$ 1,827,611
Total Common Stocks (identified cost $223,243,051)		$ 507,169,738

Short-Term Investments — 51.3%
Affiliated Fund — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(4)	31,959,141	$ 31,959,141
Total Affiliated Fund (identified cost $31,959,141)		$ 31,959,141

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(5)	11,907,693	$ 11,907,693
Total Securities Lending Collateral (identified cost $11,907,693)		$ 11,907,693

4
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 47.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/1/24	$15,160	$ 15,160,000
0.00%, 8/8/24	55,624	55,567,153
0.00%, 9/5/24	16,679	16,593,513
0.00%, 10/3/24	4,500	4,459,249
0.00%, 10/31/24(6)	28,529	28,159,321
0.00%, 11/29/24(6)	25,670	25,237,252
0.00%, 12/26/24(3)	27,369	26,821,624
0.00%, 1/23/25	18,132	17,700,047
0.00%, 2/20/25(3)(6)	21,080	20,507,810
0.00%, 3/20/25(6)	21,687	21,037,247
0.00%, 4/17/25	17,707	17,113,385
0.00%, 5/15/25(6)	17,707	17,054,587
0.00%, 6/12/25	7,860	7,544,495
U.S. Treasury Bonds, 7.625%, 2/15/25	9,847	9,997,923
U.S. Treasury Notes:
0.375%, 8/15/24	6,250	6,237,934
0.375%, 9/15/24	7,449	7,403,348
0.375%, 4/30/25(6)	9,847	9,522,282
0.625%, 10/15/24	11,949	11,836,179
1.125%, 1/15/25(3)	2,365	2,323,205
1.25%, 8/31/24	18,199	18,133,434
1.375%, 1/31/25(3)	2,365	2,322,469
1.50%, 2/15/25	9,847	9,661,876
1.75%, 3/15/25(3)(6)	15,767	15,462,013
2.75%, 5/15/25(6)	33,427	32,879,804
2.75%, 6/30/25	50,000	49,107,482
3.875%, 3/31/25	5,920	5,879,033
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 6/30/25	$25,000	$ 24,967,638
Total U.S. Treasury Obligations (identified cost $478,451,934)		$ 478,690,303
Total Short-Term Investments (identified cost $522,318,768)		$ 522,557,137
Total Investments — 101.0% (identified cost $745,561,819)		$1,029,726,875
Total Written Options — (0.2)% (premiums received $3,029,073)		$ (2,524,393)
Other Assets, Less Liabilities — (0.8)%		$ (7,451,119)
Net Assets — 100.0%		$1,019,751,363
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at July 31, 2024. The aggregate market value of securities on loan at July 31, 2024 was $47,039,714.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	76	$41,969,480	$5,580	8/2/24	$ (96,900)
S&P 500 Index	76	41,969,480	5,700	8/2/24	(1,330)
S&P 500 Index	76	41,969,480	5,580	8/5/24	(130,720)
S&P 500 Index	75	41,417,250	5,680	8/5/24	(5,438)
S&P 500 Index	76	41,969,480	5,625	8/7/24	(85,880)
S&P 500 Index	76	41,969,480	5,600	8/9/24	(174,040)
S&P 500 Index	76	41,969,480	5,670	8/14/24	(99,560)
S&P 500 Index	76	41,969,480	5,685	8/16/24	(93,860)
S&P 500 Index	76	41,969,480	5,620	8/21/24	(266,380)
S&P 500 Index	76	41,969,480	5,675	8/26/24	(183,160)
Total					$(1,137,268)
5
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	72	$39,760,560	$5,415	8/2/24	$ (38,880)
S&P 500 Index	76	41,969,480	5,360	8/5/24	(25,460)
S&P 500 Index	75	41,417,250	5,440	8/5/24	(98,625)
S&P 500 Index	76	41,969,480	5,400	8/7/24	(76,380)
S&P 500 Index	72	39,760,560	5,480	8/7/24	(208,800)
S&P 500 Index	76	41,969,480	5,320	8/9/24	(51,680)
S&P 500 Index	76	41,969,480	5,510	8/12/24	(360,240)
S&P 500 Index	76	41,969,480	5,400	8/14/24	(167,960)
S&P 500 Index	76	41,969,480	5,315	8/16/24	(112,480)
S&P 500 Index	76	41,969,480	5,250	8/21/24	(95,000)
S&P 500 Index	76	41,969,480	5,290	8/26/24	(151,620)
Total					$(1,387,125)
Abbreviations:
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited)

July 31, 2024
Assets
Unaffiliated investments, at value (identified cost $713,602,678) — including $47,039,714 of securities on loan	$997,767,734
Affiliated investments, at value (identified cost $31,959,141)	31,959,141
Interest and dividends receivable	1,422,253
Dividends receivable from affiliated investments	162,742
Receivable for premiums on written options	461,360
Receivable for Fund shares sold	3,521,184
Securities lending income receivable	23,702
Trustees' deferred compensation plan	37,219
Total assets	$1,035,355,335
Liabilities
Collateral for securities loaned	$11,907,693
Written options outstanding, at value (premiums received $3,029,073)	2,524,393
Payable for closed written options	44,779
Payable for Fund shares redeemed	562,748
Payable to affiliates:
Investment adviser and administration fee	336,882
Trustees' deferred compensation plan	37,219
Accrued expenses	190,258
Total liabilities	$15,603,972
Net Assets	$1,019,751,363
Sources of Net Assets
Paid-in capital	$714,938,616
Distributable earnings	304,812,747
Net Assets	$1,019,751,363
Class I Shares
Net Assets	$1,019,751,363
Shares Outstanding	67,808,089
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.04
7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2024
Investment Income
Dividend income	$3,220,357
Dividend income from affiliated investments	980,659
Interest income	10,663,029
Securities lending income, net	115,611
Total investment income	$14,979,656
Expenses
Investment adviser and administration fee	$1,829,688
Trustees’ fees and expenses	30,548
Custodian fee	123,637
Transfer and dividend disbursing agent fees	120,177
Legal and accounting services	54,184
Printing and postage	4,099
Registration fees	19,546
Miscellaneous	25,312
Total expenses	$2,207,191
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$27,385
Total expense reductions	$27,385
Net expenses	$2,179,806
Net investment income	$12,799,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$6,292,882
Written options	5,283,227
Net realized gain	$11,576,109
Change in unrealized appreciation (depreciation):
Investments	$55,460,197
Written options	161,473
Net change in unrealized appreciation (depreciation)	$55,621,670
Net realized and unrealized gain	$67,197,779
Net increase in net assets from operations	$79,997,629
8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Statements of Changes in Net Assets

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,799,850	$21,079,245
Net realized gain	11,576,109	10,583,215
Net change in unrealized appreciation (depreciation)	55,621,670	70,592,307
Net increase in net assets from operations	$79,997,629	$102,254,767
Distributions to shareholders:
Class I	$—	$(40,536,309)
Total distributions to shareholders	$—	$(40,536,309)
Transactions in shares of beneficial interest:
Class I	$95,879,863	$68,655,764
Net increase in net assets from Fund share transactions	$95,879,863	$68,655,764
Net increase in net assets	$175,877,492	$130,374,222
Net Assets
At beginning of period	$843,873,871	$713,499,649
At end of period	$1,019,751,363	$843,873,871
9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Financial Highlights

	Class I
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$13.77	$12.67	$14.00	$12.41	$11.94	$10.83
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.37	$0.14	$0.04	$0.10	$0.19
Net realized and unrealized gain (loss)	1.07	1.42	(0.50)	1.73	0.46	1.07
Total income (loss) from operations	$1.27	$1.79	$(0.36)	$1.77	$0.56	$1.26
Less Distributions
From net investment income	$—	$(0.31)	$(0.11)	$(0.05)	$(0.09)	$(0.15)
From net realized gain	—	(0.38)	(0.86)	(0.13)	—	—
Total distributions	$—	$(0.69)	$(0.97)	$(0.18)	$(0.09)	$(0.15)
Net asset value — End of period	$15.04	$13.77	$12.67	$14.00	$12.41	$11.94
Total Return(2)	9.15%(3)	14.24%	(2.26)%	14.22%	4.73%	11.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,019,751	$843,874	$713,500	$971,483	$1,047,351	$767,121
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.48%(5)	0.47%	0.49%	0.47%	0.47%	0.48%
Net expenses	0.48%(5)(6)	0.47%(6)	0.49%(6)	0.47%	0.47%	0.48%
Net investment income	2.79%(5)	2.74%	1.04%	0.29%	0.90%	1.64%
Portfolio Turnover	9%(3)	13%	28%	12%	69%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.005% and less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023, respectively).
10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
11

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2024, the Fund had a net capital loss of $5,393,739 attributable to security transactions incurred after October 31, 2023 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2025.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$742,517,837
Gross unrealized appreciation	$286,628,766
Gross unrealized depreciation	(1,944,121)
Net unrealized appreciation	$284,684,645
12

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2024, the investment adviser and administration fee amounted to $1,829,688 or 0.40% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2024, the investment adviser and administration fee paid was reduced by $27,385 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2024, EVM earned $24,475 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $59,268,794 and $39,745,242, respectively, for the six months ended July 31, 2024.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2024 (Unaudited)		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	9,904,339	$144,454,254	12,422,674	$168,245,282
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	2,470,648	33,452,580
Redemptions	(3,378,820)	(48,574,391)	(9,911,347)	(133,042,098)
Net increase	6,525,519	$ 95,879,863	4,981,975	$ 68,655,764
13

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2024 is included in the Portfolio of Investments. At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(2,524,393)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$5,283,227	$161,473
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended July 31, 2024, which is indicative of the volume of this derivative type, was 1,456 contracts.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2024.
14

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $47,039,714 and $48,358,692, respectively. Collateral received was comprised of cash of $11,907,693 and U.S. government and/or agencies securities of $36,450,999. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$709,953	$ —	$ —	$ —	$709,953
U.S. Treasury Obligations	11,197,740	—	—	—	11,197,740
Total	$11,907,693	$ —	$ —	$ —	$11,907,693
The carrying amount of the liability for collateral for securities loaned at July 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2024.
9   Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $31,959,141, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$35,338,944	$379,830,236	$(383,210,039)	$ —	$ —	$31,959,141	$980,659	31,959,141
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
15

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$507,169,738*	$ —	$ —	$ 507,169,738
Short-Term Investments:
Affiliated Fund	31,959,141	—	—	31,959,141
Securities Lending Collateral	11,907,693	—	—	11,907,693
U.S. Treasury Obligations	—	478,690,303	—	478,690,303
Total Investments	$ 551,036,572	$478,690,303	$ —	$1,029,726,875
Liability Description
Written Call Options	$ (1,137,268)	$ —	$ —	$ (1,137,268)
Written Put Options	(1,387,125)	—	—	(1,387,125)
Total	$ (2,524,393)	$ —	$ —	$ (2,524,393)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric
18

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one, three- and five-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
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Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EIVPX-NCSR    7.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 23, 2024